SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]

         Post-Effective Amendment No.         8        (File No. 33-52518)  [x]
                                          ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              9       (File No. 811-3217)             [x]
                               ---------

                        (Check appropriate box or boxes)

                               IDS LIFE ACCOUNT F
                               IDS LIFE ACCOUNT IZ
                               IDS LIFE ACCOUNT JZ
                               IDS LIFE ACCOUNT G
                               IDS LIFE ACCOUNT H
                               IDS LIFE ACCOUNT N
                               IDS LIFE ACCOUNT KZ
                               IDS LIFE ACCOUNT LZ
                               IDS LIFE ACCOUNT MZ
--------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------
                               (Name of Depositor)

IDS Tower 10, Minneapolis, MN                                   55440-0010
--------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code           (612) 671-3678
--------------------------------------------------------------------------

      Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective:
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 1998, pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date), pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

                              CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from the prospectus and Statement of Additional Information are so indicated.

                                     PART A

Item No.          Section in Prospectus
1                 Cover page
2                 Key terms
3   (a)           Expense Summary
    (b)           The Employee Benefit Annuity in brief
4   (a)           Condensed financial information
    (b)           Performance information
    (c)           Financial statements
5   (a)           Cover page; About IDS Life
    (b)           The variable accounts
    (c)           The funds
    (d)           Cover page; The funds
    (e)           Voting rights
    (f)           NA
    (g)           NA
6   (a)           Certificate charges
    (b)           Expense Summary; Certificate charges
    (c)           Certificate charges
    (d)           Distribution of the contracts
    (e)           The funds
    (f)           NA
7   (a)           Buying the contract and certificate; Benefits in case of
                  death; The annuity payout period
    (b)           The variable accounts; Making the most of your annuity
    (c)           The funds; Certificate charges
    (d)           Cover page
8   (a)           The annuity payout period
    (b)           Buying the contract and certificate
    (c)           The annuity payout period
    (d)           The annuity payout period
    (e)           The annuity payout period
    (f)           The annuity payout period
9   (a)           Benefits in case of death
    (b)           Benefits in case of death
10  (a)           Buying the contract and certificate; Valuing your investment
    (b)           Valuing your investment
    (c)           Buying the contract and certificate; Valuing your investment
    (d)           NA
11  (a)           Surrendering a certificate
    (b)           TSA - Special surrender provisions
    (c)           Surrendering a certificate
    (d)           Buying the contract and certificate
    (e)           The Employee Benefit Annuity in brief
12  (a)           Taxes
    (b)           Key terms
    (c)           NA
13                About IDS Life
14                Table of contents of the Statement of Additional Information

                                     PART B

                  Section in
Item No.          Statement of Additional Information
15  (a)           Cover page
    (b)           NA
16                Table of Contents
17  (a)           NA
    (b)           NA
    (c)           About IDS Life*
18  (a)           NA
    (b)           NA
    (c)           Independent Auditors
    (d)           NA
    (e)           NA
    (f)           Principal underwriter
19  (a)           Distribution of the certificates*; About IDS Life*
    (b)           Certificate charges*
20  (a)           Principal underwriter
    (b)           Principal underwriter
    (c)           Principal underwriter
    (d)           NA
21  (a)           Performance information
    (b)           Performance information
22                Calculating annuity payouts
23  (a)           Financial statements
    (b)           Financial statements

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

IDS Life Employee Benefit Annuity


Prospectus
May 1, 1998


The Employee Benefit Annuity is a flexible premium group deferred fixed/variable annuity contract (the contract) offered by IDS Life Insurance Company (IDS Life) a subsidiary of American Express Financial Corporation (AEFC). Participation in the contract will be accounted for separately by the issuance of a certificate showing the participant's interest under the contract.


The contract is a group deferred annuity in which purchase payments are accumulated on a fixed and/or variable basis and retirement benefits are paid to the participant on a fixed or variable basis or a combination of both. It is available for a salary-reduction plan that meets the requirements of Section 403(b) of the Code.


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ

Sold by: IDS Life Insurance Company, IDS Tower 10, Minneapolis, MN  55440-0010
Telephone: 800-437-0602.


This prospectus contains the information about the variable accounts that you should know before investing. Refer to "The variable accounts" in this prospectus. As in the case of other annuities, it may not be advantageous to purchase this annuity as a replacement for, or in addition to an existing annuity.

The prospectus is accompanied or preceded by the Retirement Annuity Mutual Fund prospectus for IDS Life Aggressive Growth Fund, IDS Life International Equity Fund, IDS Life Capital Resource Fund, IDS Life Managed Fund, IDS Life Special Income Fund, IDS Life Moneyshare Fund, IDS Life Growth Dimensions Fund, IDS Life Global Yield Fund and IDS Life Income Advantage Fund. Please read these documents carefully and keep them for future reference.


These securities have not been approved or disapproved by the Securities and Exchange Commission, or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


IDS Life is not a bank or financial institution and the securities it offers are not deposits or obligations of, backed or guaranteed or endorsed by any bank or financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

A Statement of Additional Information (SAI) (incorporated by reference into this prospectus) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on the last page of this prospectus.
The table of contents of the SAI is on the last page of this prospectus.

Table of contents

Key terms

The Employee Benefit Annuity in brief

Expense summary

Condensed financial information

Financial statements

Performance information

The variable accounts

The funds
IDS Life Aggressive Growth Fund IDS Life International Equity Fund IDS Life Capital Resource Fund IDS Life Managed Fund IDS Life Special Income Fund IDS Life Moneyshare Fund IDS Life Growth Dimensions Fund IDS Life Global Yield Fund IDS Life Income Advantage Fund

The fixed account

Buying the contract and certificate
The retirement date
Beneficiary
How to make purchase payments

Certificate charges
Administrative charge
Mortality and expense risk fee
Surrender charge
Premium taxes

Valuing your investment
Number of units
Accumulation unit value
Net investment factor
Factors that affect variable account accumulation units

Making the most of your certificate Automated dollar-cost averaging Transferring money between accounts Transfer policies How to request a transfer or a surrender

Surrendering a certificate
Surrender policies
Receiving payment when a participant requests a surrender

TSA special surrender provisions

Changing ownership

Benefits in case of death

The annuity payout period
Annuity payout plans
Death after annuity payouts begin

Taxes


Voting rights


Distribution of the certificates

About IDS Life
Legal proceedings


Year 2000


Regular and special reports
Services
Table of contents of the Statement of Additional Information

Key terms

These terms can help you understand details about your annuity.

Annuity - A contract purchased from an insurance company that offers tax-deferred growth of the investment until earnings are withdrawn and that can be tailored to meet the specific needs of the individual during retirement.

Accumulation unit - A measure of the value of each variable account before annuity payouts begin.

Annuitant - The participant on whose life or life expectancy the annuity payouts are based.

Annuity payouts - An amount paid at regular intervals under one of several plans available to a participant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

Annuity unit - A measure of the value of each variable account used to calculate the annuity payouts a participant receives.


Beneficiary - The person designated to receive annuity benefits in case of a participant's death. Each participant may name a beneficiary in accordance with the applicable provisions of the Code.


Certificate - The document delivered to each participant that evidences the participant's coverage under the contract.

Certificate value - The total value of the certificate before any applicable surrender charge and any administrative charge have been deducted.

Certificate year - A period of 12 months, starting on the effective date of the certificate and on each anniversary of the effective date.

Close of business - When the New York Stock Exchange (NYSE) closes, normally 3 p.m. Central time.

Code - Internal Revenue Code of 1986, as amended.

Contract owner (owner) - The person or party entitled to ownership rights stated in the contract and in whose name the contract is issued.

Fixed account - An account to which a participant may allocate purchase payments. Amounts allocated to this account earn interest at rates that are declared periodically by IDS Life.

IDS Life - In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company.

Mutual funds (funds) - Nine IDS Life Retirement Annuity mutual funds, each with a different investment objective. (See "The funds.") Purchase payments can be allocated into variable accounts investing in shares of any or all of these funds.

Participant - The person named in the certificate who is entitled to exercise all rights and privileges of ownership under the certificate, except as reserved by the owner. In this prospectus, "you" and "your" refer to the participant.

Purchase payments - Payments made to IDS Life under the contract by or on behalf of a participant.


Retirement date - The date when annuity payouts are scheduled to begin. This date is first established when enrollment in the certificates takes place. It can be changed in the future.


Surrender charge - A deferred sales charge that may be applied if a participant surrenders the certificate before the retirement date.

Surrender value - The amount a participant is entitled to receive if the certificate is surrendered. It is the certificate value minus any applicable surrender charge and administrative charge.

Valuation date - Any normal business day, Monday through Friday, that the NYSE is open. The value of each variable account is calculated at the close of business on each valuation date.

Variable accounts - Separate accounts to which a participant may allocate purchase payments; each invests in shares of one mutual fund. (See "The variable accounts.") The value of your investment in each variable account changes with the performance of the particular fund.

The Employee Benefit Annuity in brief

Purpose: The Employee Benefit Annuity is designed to allow you to build up funds for retirement. This is done by making one or more investments (purchase payments) that may earn returns that increase the value of your certificate. Beginning at a specified future date (the retirement date), the contract and related certificate provide you with lifetime or other forms of annuity payouts.

Ten-day free look: You may return a certificate to the financial advisor or our Minneapolis office within 10 days after it is delivered and receive a full refund of the certificate value. No charges will be deducted. However, you bear the investment risk from the time of purchase until return of the certificate; the refund amount may be more or less than the payment made. (Exception: If the law so requires, all of the purchase payment will be refunded.)

Accounts: You may allocate purchase payments among any or all of:

o nine variable accounts, each of which invests in mutual funds with a particular investment objective. The value of each variable account varies with the performance of the particular fund. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable accounts. (p.)

o one fixed account, which earns interest at rates that are adjusted periodically by IDS Life. (p.)

Buying the contract and certificate: A financial advisor will help the owner complete and submit an application for a contract and help you complete and submit an enrollment form for the certificate. Applications and enrollment forms are subject to acceptance at our Minneapolis office. The maximum amount of purchase payments is determined by any restrictions imposed by the Code.

o Minimum purchase payment - ($1,000) unless you pay in installments under a group billing arrangement such as a payroll deduction.
o        Minimum installment payment - $25 monthly or $300 annually.
o Maximum first-year payment(s) - $50,000 to $1,000,000 depending on your age.
o        Maximum payment for each subsequent year - $50,000. (p.)

Transfers: Subject to certain restrictions, you may redistribute money among accounts without charge at any time until annuity payouts begin and once per year among the variable accounts thereafter. You may establish automated transfers among the fixed and variable account(s). (p.)

Surrenders: You may surrender all or part of your certificate value at any time before the retirement date subject to certain restrictions imposed by the Code and the plan. Surrenders may be subject to charges and tax penalties and may have other tax consequences. (p.)

Changing ownership: Restrictions apply concerning change of ownership of rights under a contract or certificate. (p.)

Benefits in case of death: If the participant dies before annuity payouts begin, we will pay the beneficiary an amount at least equal to the certificate value. (p.)

Annuity payouts: The certificate value of your investment can be applied to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as they are needed. Payouts may be made on a fixed or variable basis, or both. Total monthly payouts include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p.)


Taxes: Generally, your certificate value grows tax deferred until you surrender it or begin to receive payouts (under certain circumstances, IRS penalty taxes may apply). Even if you direct payouts to someone else, you will still be taxed on the distribution. (p.)


Certificate charges: Your certificate is subject to an annual administrative charge of $30, a 1% mortality and expense risk fee, a surrender charge and any premium taxes that may be imposed by state or local governments and deducted either from your purchase payments or upon total withdrawal or when annuity payments begin. (p.)

Expense summary


The purpose of this table is to help the owner and participant understand the various costs and expenses associated with the contract and related certificates.


There is no sales charge when purchasing the contract or certificate. All direct and indirect costs for the variable accounts and underlying mutual funds are shown below. Some expenses may vary as explained under "Certificate charges."

Contract Owner Expenses*


       Surrender charge**


       (Contingent deferred sales charge as percentage amount surrendered)

        Certificate Year                           Percentage
        ----------------                           ----------
                1                                        8%
                2                                        8
                3                                        8
                4                                        8
                5                                        7
                6                                        6
                7                                        5
                8                                        4
                9                                        3
               10                                        2
               11                                        1
          12 and later                                   0

       Annual administrative charge: $30
       (Deducted from certificate value of each Certificate)

Separate account annual expenses
(As a percentage of average daily net assets)

  Mortality and expense risk fee: 1%

  * Premium taxes imposed by some state and local governments are not reflected.


  ** The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the certificate.


  Annual operating expenses of underlying mutual funds
  (Management fees and other expenses deducted as a percentage of average net assets)

                  IDS Life      IDS Life   IDS Life                  IDS Life                 IDS Life    IDS Life     IDS Life
                  Aggressive  InternationalCapital      IDS Life      Special    IDS Life      Growth     Global        Income
                    Growth       Equity     Resource     Managed      Income     Moneyshare  Dimensions     Yield      Advantage

Management fees       0.60%       0.83%        0.60%       0.59%        0.60%        0.51%       0.63%        0.84%       0.62%

Other expenses        0.07%       0.11%        0.07%       0.05%        0.07%        0.06%       0.08%        0.07%       0.03%

Total *               0.67%       0.94%        0.67%       0.64%        0.67%        0.57%       0.71%        0.91%       0.65%


*Annualized operating expenses of underlying mutual funds at Dec. 31, 1997.


Example:* As a participant, you would pay the following expenses on a $1,000 investment, assuming 5% annual return and surrender at the end of each time period:

                  IDS Life      IDS Life   IDS Life                  IDS Life                 IDS Life    IDS Life     IDS Life
                  Aggressive  InternationalCapital      IDS Life      Special    IDS Life      Growth     Global        Income
                    Growth       Equity     Resource     Managed      Income     Moneyshare  Dimensions     Yield      Advantage

1 year             $101.35     $103.90      $101.35     $101.07      $101.35       $99.84     $101.73      $103.61     $101.16

3 years            $146.07     $153.75      $146.07     $145.21      $146.07      $141.50     $147.21      $152.89     $145.50

5 years            $181.96     $194.96      $181.96     $180.50      $181.96      $174.18     $183.89      $193.52     $180.99

10 years           $244.52     $272.54      $244.52     $241.37      $244.52      $227.57     $248.72      $269.47     $242.42

You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

                  IDS Life      IDS Life   IDS Life                  IDS Life                 IDS Life    IDS Life     IDS Life
                  Aggressive  InternationalCapital      IDS Life      Special    IDS Life      Growth     Global        Income
                    Growth       Equity     Resource     Managed      Income     Moneyshare  Dimensions     Yield      Advantage

1 year              $18.86      $21.63       $18.86      $18.55       $18.86       $17.22      $19.27       $21.32      $18.66

3 years             $58.36      $66.74       $58.36      $57.43       $58.36       $53.37      $59.60       $65.81      $57.74

5 years            $100.36     $114.45      $100.36      $98.78      $100.36       $91.93     $102.46      $112.89      $99.31

10 years           $217.35     $246.08      $217.35     $214.11      $217.35      $199.95     $221.65      $242.93     $215.19

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

* In this example, the $30 annual administrative charge is approximated as a 0.170% charge based on our average certificate size.



Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each variable account.

Year Ended Dec. 31,
                                1997       1996       1995      1994    1993    1992      1991     1990    1989    1988

                        Account F (investing in shares of Capital Resource Fund)

Accumulation unit              $6.67      $6.25      $4.94     $4.93   $4.82   $4.67     $3.22    $3.23   $2.57   $2.31
value at beginning
of period

Accumulation unit value        $8.21      $6.67      $6.25     $4.94   $4.93   $4.82     $4.67    $3.22   $3.22   $2.57
at end of period

Number of accumulation       556,866    628,555    641,903   576,724 488,632 402,977   309,984  242,767 204,645 186,639
units outstanding at end
of period (000 omitted)

Ratio of operating              1.00%      1.00%      1.00%     1.00%   1.00%   1.00%     1.00%    1.00%   1.00%   1.00%
expense to average

                        Account IZ1 (investing in shares of International Equity Fund)

Accumulation unit              $1.49      $1.38      $1.25     $1.29   $0.98   $1.00        --       --      --      --
value at beginning
of period

Accumulation unit value        $1.52      $1.49      $1.38     $1.25   $1.29   $0.98        --       --      --      --
at end of period

Number of accumulation     1,168,353  1,220,486  1,088,874   913,364 405,536  69,874        --       --      --      --
units outstanding at end
of period (000 omitted)

Ration of operating             1.00%      1.00%      1.00%     1.00%   1.00%   1.00%       --       --      --      --
expense to average
net assets

                        Account JZ1 (investing in shares of Aggressive Growth Fund)

Accumulation unit              $1.68      $1.46      $1.12     $1.21   $1.08   $1.00        --       --      --      --
value at beginning
of period

Accumulation unit value        $1.88      $1.68      $1.46     $1.12   $1.21   $1.08        --       --      --      --
at end of period

Number of accumulation     1,168,829  1,172,793  1,007,976   780,423 347,336 115,574        --       --      --      --
units outstanding at end
of period (000 omitted)

Ration of operating             1.00%      1.00%      1.00%     1.00%   1.00%   1.00%       --       --      --      --
expense to average
net assets



                        Account G (investing in shares of Special Income Fund)

Accumulation unit              $4.86      $4.59      $3.80     $3.99   $3.48   $3.21     $2.76    $2.67   $2.48   $2.27
value at beginning
of period

Accumulation unit value        $5.25      $4.86      $4.59     $3.80   $3.99   $3.48     $3.21    $2.76   $2.67   $2.48
at end of period

Number of accumulation       316,789    362,167    393,697   361,640 405,429 330,000   270,858  236,926 222,248 175,878
units outstanding at end
of period (000 omitted)

Ratio of operating              1.00%      1.00%      1.00%     1.00%   1.00%   1.00%     1.00%    1.00%   1.00%   1.00%
expense to average
net assets

                        Account H (investing in shares of Moneyshare Fund)

Accumulation unit              $2.36      $2.27      $2.18     $2.12   $2.09   $2.04     $1.95    $1.82   $1.69   $1.59
value at beginning
of period

Accumulation unit value        $2.46      $2.36      $2.27     $2.18   $2.12   $2.09     $2.04    $1.95   $1.82   $1.69
at end of period

Number of accumulation        87,255     89,644    102,568    84,475  74,935 102,277   126,489  139,005 108,690  63,005
units outstanding at end
of period (000 omitted)

Ratio of operating              1.00%      1.00%      1.00%     1.00%   1.00%   1.00%     1.00%    1.00%   1.00%   1.00%
expense to average
net assets

Simple yield2                   4.06%      3.73%      3.97%     4.12%  -1.56%   1.67%     3.26%    6.25%   6.81%   7.30%

Compound yield2                 4.14%      3.80%      4.04%     4.21%  -1.55%   1.69%     3.31%    6.44%   7.04%   7.57%

                        Account N (investing in shares of Managed Fund)

Accumulation unit              $2.97      $2.56      $2.09     $2.21   $1.98   $1.86     $1.45    $1.42   $1.14   $1.06
value at beginning
of period

Accumulation unit value        $3.51      $2.97      $2.56     $2.09   $2.21   $1.98     $1.86    $1.45   $1.42   $1.14
at end of period

Number of accumulation     1,178,735  1,197,162  1,212,021 1,127,834 910,254 650,797   496,554  400,961 331,315 325,918
units outstanding at end
of period (000 omitted)

Ratio of operating              1.00%      1.00%      1.00%     1.00%   1.00%   1.00%     1.00%    1.00%   1.00%   1.00%
expense to average
net assets



                        Account KZ3 (investing in shares of Global Yield Fund)

Accumulation unit              $1.07      $1.00         --        --      --      --        --       --      --      --
value at beginning
of period

Accumulation unit value        $1.10      $1.07         --        --      --      --        --       --      --      --
at end of period

Number of accumulation        65,609     24,878         --        --      --      --        --       --      --      --
units outstanding at end
of period (000 omitted)

Ratio of operating              1.00%      1.00%        --        --      --      --        --       --      --      --
expense to average
net assets

                        Account LZ3 (investing in shares of Income Advantage Fund)

Accumulation unit              $1.05      $1.00         --        --      --      --        --       --      --
value at beginning
of period

Accumulation unit value        $1.18      $1.05         --        --      --      --        --       --      --
at end of period

Number of accumulation       175,024     59,939         --        --      --      --        --       --      --
units outstanding at end
of period (000 omitted)

Ratio of operating              1.00%      1.00%        --        --      --      --        --       --      --
expense to average
net assets

                        Account MZ3 (investing in shares of Growth Dimensions Fund)

Accumulation unit              $1.11      $1.00         --        --      --      --        --       --
value at beginning
of period

Accumulation unit value        $1.37      $1.11         --        --      --      --        --       --
at end of period

Number of accumulation       831,259    350,598         --        --      --      --        --       --
units outstanding at end
of period (000 omitted)

Ratio of operating              1.00%      1.00%        --        --      --      --        --       --
expense to average
net assets

1 Accounts IZ and JZ commenced operations on Jan. 13, 1992.
2 Net of annual contract administrative charge and mortality and expense risk fee. 3 Accounts KZ, LZ and MZ commenced operations on April 30, 1996.

Financial statements

The SAI dated May 1, 1998, contains:

o   complete audited financial statements of the variable accounts including:
    - statements of net assets as of Dec. 31, 1997;
    - statements of operations for the year ended Dec. 31, 1997; and
    - statements of changes in net assets for the years ended Dec. 31, 1997 and Dec. 31, 1996, except for IDS Life Accounts KZ, LZ and MZ which are for the year ended Dec. 31, 1997 and the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.

o   complete audited financial statements for IDS Life including:
    - consolidated balance sheets as of Dec. 31, 1997 and Dec. 31, 1996; and
    - related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended Dec. 31, 1997.


Performance information

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. In all cases, such information reflects the performance of a hypothetical investment in a particular account during a particular time period. Calculations are performed as follows:

Simple yield - Account H (investing in IDS Life Moneyshare Fund): Income over a given seven-day period (not counting any change in the capital value of the investment) is annualized (multiplied by 52) by assuming that the same income is received for 52 weeks. This annual income is then stated as an annual percentage return on the investment.

Compound yield - Account H: Calculated like simple yield, except that, when annualized, the income is assumed to be reinvested. Compounding of reinvested returns increases the yield as compared to a simple yield.

Yield - For accounts investing in income funds: Net investment income (income less expenses) per accumulation unit during a given 30-day period is divided by the value of the unit on the last day of the period. The result is converted to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the account if it is less than 10 years old). This figure reflects deduction of all applicable charges, including the administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender).

Aggregate total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value). The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the administrative charge, mortality and expense risk fee and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total return may be shown by means of schedules, charts or graphs.

Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the fund in which the account invests and the market conditions during the given time period. Such information is not intended to indicate future performance. Because advertised yields and total return figures include all charges attributable to the certificates, which has the effect of decreasing advertised performance, account performance should not be compared to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine yield and total return for the accounts.)

If you would like additional information about actual performance, contact your financial advisor.

The variable accounts

Purchase payments can be allocated to any or all of the variable accounts that invest in shares of the following funds:

                                       IDS Life Account       Established

IDS Life Aggressive Growth Fund              JZ               Sept. 20, 1991
IDS Life International Equity Fund           IZ               Sept. 20, 1991
IDS Life Capital Resource Fund               F                May 13, 1981
IDS Life Managed Fund                        N                April 17, 1985
IDS Life Special Income Fund                 G                May 13, 1981
IDS Life Moneyshare Fund                     H                May 13, 1981
IDS Life Growth Dimensions Fund              MZ               April 2, 1996
IDS Life Global Yield Fund                   KZ               April 2, 1996
IDS Life Income Advantage Fund               LZ               April 2, 1996

Each variable account meets the definition of a separate account under federal securities laws. Income, capital gains and capital losses of each account are credited or charged to that account alone. No variable account will be charged with liabilities of any other account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other variable annuity contracts that we issue that are not described in this prospectus. All obligations arising under the contracts are general obligations of IDS Life.

All variable accounts were established under Minnesota law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC.

The funds

IDS Life Aggressive Growth Fund
Objective: capital appreciation. Invests primarily in common stock of small- and medium-size companies. The fund also may invest in warrants or debt securities or in large well-established companies when the portfolio manager believes such investments offer the best opportunity for capital appreciation.

IDS Life International Equity Fund
Objective: capital appreciation. Invests primarily in common stock of foreign issuers and foreign securities convertible into common stock. The fund also may invest in certain international bonds if the portfolio manager believes they have a greater potential for capital appreciation than equities.

IDS Life Capital Resource Fund
Objective: capital appreciation. Invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

IDS Life Managed Fund
Objective: maximum total investment return. Invests primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money-market instruments. The fund invests in many different companies in a variety of industries.

IDS Life Special Income Fund
Objective: to provide a high level of current income while conserving the value of the investment for the longest time period. Invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries and in government bonds.

IDS Life Moneyshare Fund
Objective: maximum current income consistent with liquidity and conservation of capital. Invests in high-quality money market securities with remaining maturities of 13 months or less. The fund also will maintain a dollar-weighted average portfolio maturity not exceeding 90 days. The fund attempts to maintain a constant net asset value of $1 per share.

IDS Life Growth Dimensions Fund
Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS Life Global Yield Fund
Objective: high total return through income and growth of capital. Invests primarily in a non-diversified portfolio of debt securities of U.S. and foreign issuers.

IDS Life Income Advantage Fund
Objective: high current income, with capital growth as a secondary objective. Invests in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

More comprehensive information regarding each fund is contained in the fund prospectus. You should read the fund prospectus and consider carefully, and on a continuing basis, which fund or combination of funds is best suited to your long-term investment needs. There is no assurance that the investment objectives of the funds will be attained nor is there any guarantee that the certificate value will equal or exceed the total purchase payments made. Some funds may involve more risk than others--please monitor your investments accordingly.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each mutual fund intends to comply with these requirements.

The U.S. Treasury and the IRS have indicated that they may provide additional guidance concerning how many variable accounts may be offered and how many exchanges among variable accounts may be allowed before the participant is considered to have investment control and thus is currently taxed on income earned within variable account assets. We do not know at this time what the additional guidance will be or when action will be taken. We reserve the right to modify the contract/certificate, as necessary, to ensure that the participant will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws to ensure that the contract/certificate continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract/certificate as necessary to comply with any new tax laws.


IDS Life is the investment manager and AEFC is the investment advisor for each of the funds. American Express Asset Management International Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund. The investment manager and advisors cannot guarantee that the funds will meet their investment objectives. Please read the Retirement Annuity Mutual Fund prospectus for complete information on investment risks, deductions, expenses and other facts you should know before investing. It is available by contacting IDS Life at the address or telephone number on the front of this prospectus, or from your financial advisor.


The fixed account


Purchase payments also may be allocated to the fixed account. The cash value of the fixed account increases as interest is credited to the account. Purchase payments and transfers to the fixed account become part of the general account of IDS Life, the company's main portfolio of investments. Interest is credited daily and compounded annually. We may change the interest rates from time to time.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), nor is the fixed account registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Buying the contract and certificate


A financial advisor will help the owner prepare and submit an application. The financial advisor will also help each participant prepare and submit an enrollment form. These forms will be sent to our Minneapolis office. Unless otherwise provided in the contract, the owner has all rights under the contract. Your interest under the contract, as evidenced by your certificate, is subject to the terms of the owner's contract. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.

When you enroll in the certificate, you can select:

o   the account(s) in which you want to invest;
o   the date you want to start receiving annuity payouts
    (the retirement date); and
o   a beneficiary.

The owner selects the frequency with which it will make purchase payments.


If the application and enrollment forms are complete, we will process them within two business days after we receive them at our Minneapolis office. If the application is accepted, we will send the owner a contract. If your enrollment form is accepted, we will send you a certificate. If we cannot accept an application or enrollment form within five business days, we will decline it and return any payment. We will credit additional purchase payments to the account(s) at the next close of business after we receive your payments at our Minneapolis office.


The retirement date
Upon processing your application, we will establish the retirement date to the maximum age or date as specified below. You can also select a date within the maximum limits. This date can be aligned with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You can also change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

To avoid IRS penalty taxes, the retirement date generally must be:


o        on or after the date you reach age 59 1/2; and
o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires; except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2.


If you are taking the minimum 403(b) plan distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders under the certificate, retirement payments can start as late as your 85th birthday or the 10th contract anniversary.

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program, should the Employee Benefit Annuity be available in the program. (See "Special surrender provisions.")

Beneficiary
If death benefits become payable before the retirement date, your named beneficiary will receive all or part of the certificate value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Minimum purchase payments

$25 monthly

Installments must total at least $300 per year.*

*If no purchase payments have been made on a participant's behalf for 24 months and previous payments total $600 or less, we have the right to pay the participant the total value of the certificate in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Minimum lump sum purchase payment

Initial payment:  $1,000

Minimum additional purchase payment(s):     $50

Maximum first-year payment(s):

This maximum is based on the participant's age on the effective date of the certificate.

Up to age 75                        $1 million
76 to 85                            $500,000
86 to 90                            $50,000

Maximum payment for each subsequent year:   $50,000**


**These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. The Code's limits on annual contribution also apply.


How to make purchase payments

By scheduled payment plan: A financial advisor can help the owner set up an automatic salary reduction arrangement.

Certificate charges

Administrative charge
This fee is for establishing and maintaining records for each certificate under the contract. We deduct $30 from the certificate value at the end of each certificate year.

If a participant surrenders a certificate, the annual charge will be deducted at the time of surrender. The annual charge cannot be increased and does not apply after annuity payouts begin.

Mortality and expense risk fee
This fee is to cover the mortality risk and expense risk and is applied daily to the variable accounts and reflected in the unit values of the accounts. The variable accounts pay this fee at the time that dividends are distributed from the funds in which they invest. Annually, the fee totals 1% of the variable accounts' average daily net assets. Approximately two-thirds of this amount is for our assumption of mortality risk and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract and certificates, no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life annuitants live. If, as a group, IDS Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, IDS Life annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the administrative charge cannot be increased and may not cover our expenses. Any deficit would have to be made up from our general assets.

We may use any profits realized from the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Surrender charge
If part or all of a certificate is surrendered within the first 11 certificate years, the following surrender charge applies:

                                           Surrender Charge as
                                               Percent of
    Certificate Year                       Amount Surrendered
    ----------------                       ------------------
            1                                       8%
            2                                       8
            3                                       8
            4                                       8
            5                                       7
            6                                       6
            7                                       5
            8                                       4
            9                                       3
           10                                       2
           11                                       1
      12 and later                                  0


The surrender charge is further limited so that it will never exceed 8.5% of aggregate purchase payments made to the certificate. IDS Life reserves the right to reduce or eliminate the surrender charge. The surrender charge is calculated so that the amount surrendered, minus any surrender charge, equals the amount you request.


Example of surrender charge:


Owner requests a $1,000 partial surrender and the surrender charge is 5%:= $1000/(1.00-.05) = $1,052.63


Total amount surrendered.............................$   1,052.63
                                                     x       0.05
Total surrender charge...............................$      52.63

No surrender charge: There is no surrender charge on amounts surrendered:

o........after the 11th certificate year;
o........due to a participant's retirement under the plan on or after age 55;
o........due to the death of the participant; or o........upon settlement of the certificate under an annuity payout plan

Possible group reductions: In some cases lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the administrative and surrender charges. However, we expect this to occur infrequently.

Premium taxes
Certain state and local governments may impose premium taxes. A charge may be made by us against the certificate value for any state premium taxes to the extent the taxes are payable.

Valuing your investment

Here is how your accounts are valued:

Fixed account: The amounts allocated to the fixed account are valued directly in dollars and equal the sum of your purchase payments, plus interest earned, less any amounts surrendered or transferred (including the administrative charge).

Variable accounts: Amounts allocated to the variable accounts are converted into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, a certain number of accumulation units are credited to your certificate for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or are assessed an administrative charge, a certain number of accumulation units are subtracted from your certificate.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the underlying fund. The dollar value of each accumulation unit can rise or fall daily depending on the performance of the underlying mutual fund and on certain fund expenses. Here is how unit values are calculated:

Number of units
To calculate the number of accumulation units for a particular account, we divide the investment, after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value
The current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

Net investment factor
o Determined by adding the underlying mutual fund's current net asset value per share, plus per share amount of any current dividend or capital gain distribution; then
o        dividing that sum by the previous net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.


Because the net asset value of the underlying mutual fund may fluctuate, the accumulation unit value may increase or decrease. The owner bears this investment risk in a variable account.

Factors that affect variable account accumulation units
Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units owned may fluctuate due to:

o        additional purchase payments allocated to the variable account(s);
o        transfers into or out of the variable account(s);
o        partial surrenders;
o        surrender charges; and/or
o        administrative charges.


Accumulation unit values will fluctuate due to:


o changes in underlying mutual fund(s) net asset value;
o dividends distributed to the variable account(s);
o capital gains or losses of underlying mutual funds;
o mutual fund operating expenses; and/or
o mortality and expense risk fees.

Making the most of your certificate


Automated dollar-cost averaging
You can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market value(s) of the underlying mutual fund(s). Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower the average cost per unit. For specific features contact your financial advisor.

How dollar-cost averaging works

                     Amount invested      Accumulation unit   Number of units
Month                                     value               purchased

Jan                      $100                  $20                  5.00
Feb                       100                   18                  5.56
March                     100                   17                  5.88
April                     100                   15                  6.67
May                       100                   16                  6.25
June                      100                   18                  5.56
July                      100                   17                  5.88
Aug                       100                   19                  5.26
Sept                      100                   21                  4.76
Oct                       100                   20                  5.00

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more units when the per unit market price is low...

(arrow in table pointing to September) and fewer units when the per unit market price is high.

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Transferring money between accounts
You may transfer money from any one account, including the fixed account, to another before the annuity payouts begin. We will process your transfer request at the next close of business after we receive it. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Certain restrictions apply to transfers involving the fixed account.

Transfer policies
o You may transfer certificate values between the variable accounts, or from the variable account(s) to the fixed account at any time. However, if a transfer has been made from the fixed account to the variable account(s), you may not make a transfer (including automated transfers) from any variable account back to the fixed account until the next eligible transfer period as defined in the plan, if any, or otherwise until the next certificate anniversary.

o You may transfer certificate values from the fixed account to the variable account(s) once per certificate year, (except for automated transfers, which can be set up for certain transfer periods subject to certain minimums).


o Once annuity payouts begin, no transfers may be made to or from the fixed account, but transfers may be made once per contract year among the variable accounts.

How to request a transfer or a surrender

1        By letter

Send your name, account number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010

Express mail:
IDS Life Insurance Company
733 Marquette Avenue
Minneapolis, MN  55402

Minimum amount
Mail transfers:             $250 or entire account balance
Mail surrenders:            $250 or entire account balance

Maximum amount
Mail transfers:            None (up to certificate value)
Mail surrenders:           None (up to certificate value)

2        By phone

For salary reduction plans only.

Call between 7 a.m. and 6 p.m. Central time:

1-800-437-0602 (toll free) or
(612) 671-9900 (Minneapolis/St. Paul area)

TTY service for the hearing impaired:

1-800-285-8846 (toll free)

Minimum amount
Phone transfers:           $250 or entire account balance
Phone surrenders:          $250 or entire account balance

Maximum amount
Phone transfers:           None (up to certificate value)
Phone surrenders:          $50,000

We answer phone requests promptly, but you may experience delays when the call volume is unusually high. If unable to get through, you can use the mail procedure as an alternative.

We will honor any telephone transfer or surrender request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. A telephone surrender will not be allowed within 30 days of a phoned-in address change. As long as these procedures are followed, neither IDS Life nor its affiliates will be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing IDS Life.

3        By automated transfers

Your financial advisor can help you set up automated transfers among your accounts.

You can start or stop this service by written request or other method acceptable to IDS Life. You must allow 30 days for IDS Life to change any instructions that are currently in place.

o Automated transfers from the fixed to variable account(s) may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

o Automated transfers are subject to all of the contract provisions and terms, including transfer of certificate values between accounts.

Minimum amount
Automated transfers:       $50

Maximum amount
Automated transfers:       None (except for automated transfers
                           from the fixed account)

Surrendering a certificate


Subject to certain restrictions imposed by the Code, you may surrender all or part of your certificate at any time before annuity payouts begin by sending a written request or calling us. For total surrenders, we will compute the value of the certificate at the next close of business after we receive the request. We may ask you to return the certificate. You may have to pay surrender charges (see "Surrender charge") and IRS taxes and penalties (see "Taxes"). No surrenders may be made after annuity payouts begin.


Surrender policies
If you have a balance in more than one account and request a partial surrender, we will withdraw money from all of your accounts in the same proportion as your value in each account correlates to the total certificate value, unless requested otherwise.

Receiving payment when a participant requests a surrender

By regular or express mail:


o        payable to participant;

o        mailed to address of record.


Note: You will be charged a fee if you request express mail delivery.

By wire:


o        request that payment be wired to your bank;

o        bank account must be in the same ownership as your contract; and

o pre-authorization required. For instructions, contact your financial advisor.


Payment normally will be sent within seven days after receiving the request. However, we may postpone the payment if:
   - the surrender amount includes a purchase payment check that has not cleared; - the NYSE is closed, except for normal holiday and weekend closings; - trading on the NYSE is restricted, according to SEC rules; - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
   - the SEC permits us to delay payment for the protection of security holders.

TSA special surrender provisions

The Code imposes certain restrictions on a participant's right to receive early distributions attributable to salary reduction contributions from a Tax Sheltered Annuity (TSA):

o Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if:
                - the participant has attained age 59-1/2; - the participant has become disabled as defined in the Code; - the participant has separated from the service of the employer who purchased the contract; or
                - the distribution is made to the participant's beneficiary because of death.

o If you should encounter a financial hardship (within the meaning of the Code), you may receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it still may be subject to IRS taxes and penalties. (See "Taxes.")

o The above restrictions on the right to receive a distribution do not affect the availability of the amount transferred or rolled over to the certificate as of Dec. 31, 1988. The restrictions do not apply to transfers or exchanges of certificate values within the annuity, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract/certificate has a loan provision, the right to receive a loan from your fixed account continues to exist and is described in detail in your contract/certificate. You may borrow from the certificate value allocated to the fixed account.

o For certain types of contributions under a TSA contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.


Participation in the Texas Optional Retirement Program: Should the Employee Benefit Annuity be available in this program, participants cannot receive any distribution before retirement unless they become totally disabled or end their employment at a Texas college or university. This restriction affects a participant's right to:
     o surrender all or part of the certificate at any time; and
     o move up the retirement date.

If a participant is in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

Changing ownership

The contract and related certificates cannot be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life. Your vested rights under the certificate are nonforfeitable.

Benefits in case of death

If you die before annuity payouts begin, we will pay your beneficiary as follows:

If death occurs before your 75th birthday, the beneficiary receives the greater of:
o        the certificate value; or
o        purchase payments made to the certificate, minus any surrenders.

If death occurs on or after your 75th birthday, the beneficiary receives the certificate value.

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the certificate in force. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the certificate in force. If you die before the retirement date, your spouse may keep the certificate in force until the date on which you would have reached age 70 1/2 or any other date permitted by the Code.

Payments: We will pay the beneficiary in a single sum unless you have given us other written instructions, or the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death;
o payouts begin no later than one year after death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the certificate's value at the next close of business after our death claim requirements are fulfilled. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes.")

The annuity payout period

As the participant, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below or we will mutually agree on other payout arrangements. The amount available for payouts under the plan you select is the certificate value on the retirement date. No surrender charges are deducted under the payout plans listed below.

The contract and related certificates allow you to determine whether payouts are to be made on a fixed or variable basis, or a combination of fixed and variable. Amounts of fixed and variable payouts depend on:

o the annuity payout plan you select;
o your age;
o the annuity table in the contract and related certificates; and
o the amounts allocated to the account(s) at settlement on the retirement date.

In addition, for variable payouts only, amounts depend on:

o        the investment performance of the account(s) selected.

These payouts will vary from month to month because the performance of the underlying mutual funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before certificate values are to be used to purchase the payout plan.

o Plan A - Life annuity - no refund: Monthly payouts are made until the annuitant's death. Payouts end with the last payout before the annuitant's death; no further payouts will be made. This means that if the annuitant dies after only one monthly payout has been made, no more payouts will be made.

o Plan B - Life annuity with five, 10 or 15 years certain: Monthly payouts are made for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. The guaranteed payout period is calculated from the retirement date. If the annuitant outlives the elected guaranteed payout period, payouts will continue until the annuitant's death.

o Plan C - Life annuity - installment refund: Monthly payouts are made until the annuitant's death, with our guarantee that payouts will continue for some period of time. Payouts will be made for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D - Joint and last survivor life annuity - no refund: Monthly payouts are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payouts continue at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E - Payouts for a specified period: Monthly payouts are made for a specific payout period of 10 to 30 years that you elect. Payouts will be made only for the number of years specified whether the annuitant is living or not. Depending on the time period selected, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions on payout options: You must select a payout plan that provides for payouts:


o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before your retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed, unless this option is contrary to applicable provisions of the Code.


If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the certificate value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the certificate value to the participant in a lump sum.

Death after annuity payouts begin
If the annuitant dies after annuity payouts begin, any amount payable to the beneficiary will be as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your certificate value is taxable when you receive a payout or surrender except to the extent that contributions were made with after-tax dollars. (See detailed discussion below.) Any portion of the annuity payouts and any surrenders requested that represent ordinary income are normally taxable. You will receive a 1099 tax information form for any year in which a taxable distribution was made according to our records.

Annuity payouts: The entire payout generally will be includable as ordinary income and subject to tax. If you or your employer invested in the certificate with pre-tax dollars, such amounts are not considered to be part of your investment in the certificate and will be taxed when paid to you.


Surrenders: Generally, if you surrender part or all of the certificate before annuity payouts begin, the surrender payment will be taxed. You also may have to pay a 10% IRS penalty for surrenders before reaching age 59 1/2. Other penalties may apply.

Death benefits to beneficiaries: The death benefit under an annuity is not tax exempt. Any amount received by the beneficiary that represents previously deferred earnings within the certificate, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Penalties: If you receive amounts from the certificate before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o        because of your death;
o        because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, after separation from service, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or
o after you separate from service during or after the year you attain age 55.

Other penalties or exceptions may apply if you surrender your certificate before your plan specifies that payments can be made.

Mandatory withholding: If you receive directly all or part of the certificate value, mandatory 20% income tax withholding generally will be imposed at the time the payment is made. Any withholding that is done represents a prepayment of your tax due for the year and you would take credit for such amounts on the annual tax return you file. This mandatory withholding will not be imposed if: o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payment is one in a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o        the payment is a minimum distribution required under the Code.

Payments made to a surviving spouse instead of being directly rolled over to an IRA may also be subject to mandatory 20% income tax withholding.

Elective withholding: If the distribution is not subject to mandatory withholding as described above, you can elect not to have any withholding occur. To do this you must provide us with a valid Social Security Number or Taxpayer Identification Number.

If you do not make this election and if the payout is part of an annuity payout plan, the amount of withholding generally is computed using payroll tables. You can provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender), withholding is computed using 10% of the taxable portion.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case any payment from which federal withholding is deducted may also have state withholding deducted.

The withholding requirements may differ if payment is being made to a non-U.S. citizen or if the payment is being delivered outside the United States.

Important: Our discussion of federal tax laws is based upon our understanding of these laws as they are currently interpreted. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of the contract and/or related certificates.

Tax qualification: The contract (and your certificate of participation thereunder) is intended to qualify as an annuity for Federal income tax purposes. To that end, the provisions of the contract and your certificate are to be interpreted to ensure or maintain such tax qualification, notwithstanding any other provisions to the contrary. We reserve the right to amend the contract and/or related certificates to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract and/or certificates to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

Voting rights


As owner or participant with investments in the variable account(s) you may vote on important mutual fund policies. We will vote fund shares according to the instructions of the person with voting rights.


Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

o   the reserve held in each account for the contract or certificate, divided by

o   the net asset value of one share of the applicable underlying mutual fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account not more than 60 days before a shareholders' meeting. Notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled, will be sent.


We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.


Distribution of the certificates

IDS Life, a registered broker/dealer, is the sole distributor of the certificates. IDS Life pays total commissions of up to 7.0% of the total purchase payments received on the certificates. A portion of this total commission is paid to district managers and field vice presidents of the selling representative.

About IDS Life

The Employee Benefit Annuity is issued by IDS Life, a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of the American Express Company, a financial services company headquartered in New York City.

IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business in the District of Columbia and all states except New York.

American Express Financial Advisors Inc. offers mutual funds, investment certificates and a broad range of financial management services. IDS Life offers insurance and annuities.

American Express Financial Advisors Inc. serves individuals and businesses through its nationwide network of more than 175 offices and more than 8,600 financial advisors.

Other subsidiaries provide investment management and related services for pension, profit-sharing, employee savings and endowment funds of businesses and institutions.

Legal proceedings


A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this type was brought against IDS Life and its parent, AEFC. A second action was filed in March 1997. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.


IDS Life believes it has meritorious defenses to these and other actions arising in connection with the conduct of its business activities and intends to defend them vigorously. IDS Life believes that it is not party to, nor are any of its properties the subject of, any pending legal proceedings which would have a material adverse effect on its consolidated financial condition.


Year 2000

The Year 2000 issue is the result of computer programs having been written using two-digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Accounts. The Variable Accounts have no computer systems of their own but are dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on the Variable Account's operations currently is being evaluated. The potential materiality of any such impact is not known at this time.


Regular and special reports

Services
To help you track and evaluate the performance of your annuity, we provide:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

A personalized annuity progress report detailing the cumulative return since the certificate was purchased and the average annual rate of return on the investments. This report, which is unique in the industry, is available upon request from your financial advisor.

Table of contents of the Statement of Additional Information

Performance information.................................................
Calculating annuity payouts.............................................
Rating agencies.........................................................
Principal underwriter...................................................
Independent auditors....................................................
Prospectus..............................................................
Financial statements -
 .........IDS Life Accounts F, IZ, JZ, G, H, N,
 .........KZ, LZ and MZ
 .........IDS Life Insurance Company

------------------------------------------------------------------------
Please check the appropriate box to receive a copy of the Statement of Additional Information for:

_____ IDS Life Employee Benefit Annuity

_____ IDS Life Retirement Annuity Mutual Funds

Please return this request to:

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010

Your name _______________________________________________________________

Address _________________________________________________________________

City ______________________  State ______________ Zip ___________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                            EMPLOYEE BENEFIT ANNUITY

               IDS LIFE ACCOUNTS F, IZ, JZ, G, H, N, KZ, LZ and MZ


                                   May 1, 1998



IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ are separate accounts established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information, dated May 1, 1998, is not a prospectus. It should be read together with the accounts' prospectus, dated May 1, 1998, which may be obtained from your financial advisor, or by writing or calling IDS Life at the address or telephone number below.



IDS Life Insurance Company
P10/199
P.O. Box 74
Minneapolis, MN 55440-0074
800-437-0602

                                TABLE OF CONTENTS

Performance Information................................................p. 3

Calculating Annuity Payouts............................................p. 6

Rating Agencies........................................................p. 8

Principal Underwriter..................................................p. 8

Independent Auditors....................................................p.9

Prospectus.............................................................p. 9

Financial Statements
 .........- IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ
 .........- IDS Life Insurance Company

PERFORMANCE INFORMATION


Calculation of yield for Account H


IDS Life Account H, which invests in IDS Life Moneyshare Fund, calculates an annualized simple yield and compound yield based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having the balance of one accumulation unit at the beginning of the seven-day period. (The net change does not include capital change, but does include a pro rata share of the annual certificate charges, including the annual administrative charge and the mortality and expense risk fee.) The net change in the account value is divided by the value of the account at the beginning of the period to obtain the return for the period. That return is then multiplied by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The variable account's (account) yield does not include any realized or unrealized gains or losses, nor does it include the effect of any applicable surrender charge.

The account calculates its compound yield according to the following formula:

Compound Yield = [(return for seven-day period +1) x (365/7)] - 1


Based on the seven-day period ended Dec. 31, 1997, the account's annualized simple yield was 4.06% and its compound yield was 4.14%.


The rate of return, or yield, on the account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields. Investors must consider, when comparing an investment in Account H with fixed annuities, that fixed annuities often provide an agreed-to or guaranteed fixed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of Account H to a money market fund, you should consider the different services that the annuity provides.

Calculation of yield for accounts investing in income funds

Quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)6 - 1]
                                       cd
where:   a  =  dividends and investment income earned during the period.
         b  =  expenses accrued for the period (net of reimbursements).
         c  =  the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
         d = the maximum offering price per accumulation unit on the last day of the period.

Yield on the account is earned from the increase in the net asset value of shares of the fund in which the account invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Based on the 30-day period ended Dec. 31, 1997, the annualized yield was 6.85% for Account G, 5.88% for Account KZ, and 8.24% for Account LZ.


Calculation of average annual total return

Quotations of average annual total return for an account will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the annuity contract over a period of one, five and ten years (or, if less, up to the life of the Account), calculated according to the following formula:

                                  P(1+T)n = ERV

where:                 P  =  a hypothetical initial payment of $1,000.
                       T  =  average annual total return.
                        n  =  number of years.
                  ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The following performance figures are calculated on the basis of historical performance of the funds.


       Average Annual Total Return For Period Ended: Dec. 31, 1997


Average Annual Total Return with Surrender

                                                                                                 Since
Account investing in:                         1 Year           5 Year          10 Year         Inception
--------------------
IDS Life
     Aggressive Growth Fund (1/92)*            3.28%           10.58%           --              10.35%
     Capital Resource Fund (10/81)            14.65%           10.17%           13.35%          --
     International Equity Fund (1/92)         -6.52%            8.02%           --               6.32%
     Managed Fund (4/86)                      10.07%           11.03%           12.55%          --
     Moneyshare Fund (10/81)                  -4.10%            1.94%            4.32%          --
     Special Income Fund (10/81)              -0.48%            7.28%            8.57%          --
     Growth Dimensions Fund (4/96)            14.86%           --               --              15.98%
     Global Yield Fund (4/96)                 -5.42%           --               --               1.06%
     Income Advantage Fund (4/96)              4.01%           --               --               5.56%

Average Annual Total Return without Surrender

                                                                                                 Since
Account investing in:                         1 Year           5 Year          10 Year         Inception
--------------------
IDS Life
     Aggressive Growth Fund (1/92)            11.28%           11.51%           --              11.06%
     Capital Resource Fund (10/81)            22.65%           11.10%           13.35%          --
     International Equity Fund (1/92)          1.48%            9.03%           --               7.17%
     Managed Fund (4/86)                      18.07%           11.94%           12.62%          --
     Moneyshare Fund (10/81)                   3.90%            3.21%            4.32%          --
     Special Income Fund (10/81)               7.52%            8.31%            8.57%          --
     Growth Dimensions Fund (4/96)            22.94%           --               --              20.34%
     Global Yield Fund (4/96)                  2.58%           --               --               5.75%
     Income Advantage Fund (4/96)             12.01%           --               --              10.12%

* inception dates of the funds are shown in parentheses


Aggregate total return

Aggregate total return represents the cumulative change in the value of an investment over a specified period of time (reflecting change in an account's accumulation unit value) and is computed by the following formula:

                                            ERV - P
                                        P

where:            P  =  a hypothetical initial payment of $1,000.
                ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten year (or other) period at the end of the one, five, or ten year (or other) period (or fractional portion thereof).

The Securities and Exchange Commission requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the account) for which performance is required to be calculated. In addition, performance figures may be shown without the deduction of a surrender charge.

Total return figures reflect the deduction of all applicable charges including the administrative charge and mortality and expense risk fee.


Performance of the accounts may be quoted or compared to rankings, yields, or returns or used in variable annuity accumulation or settlement illustrations as published or prepared by independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS

The Variable Account

The following calculations are done separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:
o determine the dollar value of your certificate as of the valuation date seven days before the retirement date and then deduct any applicable premium tax.

o apply the result to the annuity table contained in the certificate or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: The value of your account is then converted to annuity units. To compute the number credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your account is fixed. The value of the units fluctuate with the performance of the underlying mutual fund.

Subsequent Payouts: To compute later payouts, we multiply:
o the annuity unit value on the valuation date on or immediately preceding the seventh calendar day before the payout is due; by o the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of certificate value according to the age of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the certificate value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% Table: If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the certificate. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they are declining.

Annuity Unit Values: This value was originally set at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of: o the net investment factor; and o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.


Net Investment Factor:
o Determined by adding the underlying mutual fund's current net asset value per share plus per share amount of any current dividend or capital gain distribution; then o dividing that sum by the previous net asset value per share; and o subtracting the percentage factor representing the mortality and expense risk fee from the result.


Because the net asset value of the underlying mutual fund may fluctuate, the net investment factor may be greater or less than one, and the accumulation unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

Your fixed annuity payout amounts are guaranteed. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then o using an annuity table we apply the value according to the annuity payout plan you select; and

o the annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The table will be equal to or greater than the table in your certificate.

RATING AGENCIES

The following chart reflects the ratings given to IDS Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the annuity. This information relates only to the fixed account and reflects IDS Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuity.

             Rating agency                            Rating

               A.M. Best                                A+
                                                    (Superior)

             Duff & Phelps                              AAA

                Moody's                                 Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the accounts is IDS Life which offers the variable annuities on a continuous basis.


Surrender charges received by IDS Life for 1997, 1996 and 1995, aggregated $14,502,145, $11,956,753 and $10,125,726, respectively. Commissions paid by IDS
Life for 1997, 1996 and 1995, aggregated $17,883,488, $17,247,007 and
$9,019,184, respectively. The surrender charges were applied toward payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ including the statements of net assets as of December 31, 1997, and the related statements of operations for the year then ended, and the related statements of changes in net assets for each of the two years in the period then ended, except for IDS Life Accounts KZ, LZ and MZ which are for the year then ended and the period April 30, 1996 (commencement of operations) to December 31, 1996 and the consolidated financial statements of IDS Life Insurance Company as of December 31, 1997 and for each of the three years in the period then ended, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1998, is hereby incorporated in this Statement of Additional Information by reference.

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ as of December 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for IDS Life Accounts KZ, LZ and MZ, which are for the year ended December 31, 1997 and for the period from April 30, 1996 (commencement of operations) to December 31, 1996. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 with the affiliated mutual fund manager. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ at December 31, 1997, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.




Ernst & Young LLP
Minneapolis, Minnesota
March 13, 1998


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets                                                                                            Dec. 31, 1997


                                                                              Segregated Asset Account
                                           -----------------------------------------------------------------------------------------
Assets                                      F                   IZ                  JZ                  G                   H

------------------------------------------------------------------------------------------------------------------------------------
Investments  in shares of  mutual  funds,
at  market  value:
IDS Life  Capital Resource Fund -
160,437,800 shares at net asset value
of  $28.58 per share (cost $3,678,651,426) $ 4,584,683,419               $ -              $ -              $ -                  $ -
IDS Life International Equity Fund -
130,686,066 shares at net asset value
of  $13.63 per share (cost $1,613,121,841)               -     1,781,109,841                -                -                    -
IDS Life Aggressive Growth Fund -
137,156,967 shares at net asset value
of  $16.07 per share (cost $1,792,720,995)               -                 -    2,204,202,588                -                    -
IDS Life Special Income Fund -
141,282,453 shares at net asset value
of  $11.80 per share (cost $1,612,063,279)               -                 -                -    1,666,436,859                    -
IDS Life Moneyshare Fund, Inc. -
215,138,258 shares at net asset value
of  $1.00 per share (cost $215,120,122)                  -                 -                -                -          215,120,328
IDS Life Managed Fund, Inc. -
230,299,831 shares at net asset value
of  $18.04 per share (cost $3,193,105,944)               -                 -                -                -                    -
IDS Life Global Yield Fund -
6,971,024 shares at net asset value
of  $10.39 per share (cost $71,568,627)                  -                 -                -                -                    -
IDS Life Income Advantage Fund -
19,912,683 shares at net asset value
of  $10.38 per share (cost $202,033,753)                 -                 -                -                -                    -
IDS Life Growth Dimensions Fund -
83,118,305 shares at net asset value
of  $13.70 per share (cost $962,791,340)                 -                 -                -                -                    -
------------------------------------------------------------------------------------------------------------------------------------

                                             4,584,683,419     1,781,109,841    2,204,202,588    1,666,436,859          215,120,328
------------------------------------------------------------------------------------------------------------------------------------

Dividends receivable                                     -                 -                -       10,348,791            1,022,824
Accounts receivable from
IDS Life for contract
purchase payments                                  349,345           188,022          225,771          108,828            5,559,283
Receivable from mutual funds for
share redemptions                                4,644,465         1,457,983        2,801,461          304,372                  327
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                 4,589,677,229     1,782,755,846    2,207,229,820    1,677,198,850          221,702,762
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                   4,154,706         1,619,451        1,993,160        1,513,283              196,340
Contract terminations                            4,644,465         1,457,983        2,801,461          304,372                  327
Payable to mutual funds for investments
purchased                                          349,345           188,022          225,771        8,944,363            6,385,768
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                9,148,516         3,265,456        5,020,392       10,762,018            6,582,435
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
accumulation period                          4,570,911,413     1,777,169,898    2,198,611,830    1,662,313,715          214,938,668
Net assets applicable to contracts in
payment period                                   9,617,300         2,320,492        3,597,598        4,123,117              181,659
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $ 4,580,528,713   $ 1,779,490,390  $ 2,202,209,428  $ 1,666,436,832        $ 215,120,327
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding                 556,866,324     1,168,353,202    1,168,829,188      316,788,701           87,255,005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit                $8.21             $1.52            $1.88            $5.25                $2.46
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets - continued                                                                                 Dec. 31, 1997


                                                                       Segregrated Asset Account
                                             -------------------------------------------------------------------------  Combined
Assets                                                 N               KZ              LZ                MZ             Variable
                                                                                                                        Accounts
------------------------------------------------------------------------------------------------------------------------------------
Investments  in shares of  mutual  funds,
at  market  value:
IDS Life  Capital Resource Fund -
160,437,800 shares at net asset value
of  $28.58 per share (cost $3,678,651,426)            $ -            $ -              $ -               $ -       $ 4,584,683,419
IDS Life International Equity Fund -
130,686,066 shares at net asset value
of  $13.63 per share (cost $1,613,121,841)              -              -                -                 -         1,781,109,841
IDS Life Aggressive Growth Fund -
137,156,967 shares at net asset value
of  $16.07 per share (cost $1,792,720,995)              -              -                -                 -         2,204,202,588
IDS Life Special Income Fund -
141,282,453 shares at net asset value
of  $11.80 per share (cost $1,612,063,279)              -              -                -                 -         1,666,436,859
IDS Life Moneyshare Fund, Inc. -
215,138,258 shares at net asset value
of  $1.00 per share (cost $215,120,122)                 -              -                -                 -           215,120,328
IDS Life Managed Fund, Inc. -
230,299,831 shares at net asset value
of  $18.04 per share (cost $3,193,105,944)  4,154,046,191              -                -                 -         4,154,046,191
IDS Life Global Yield Fund -
6,971,024 shares at net asset value
of  $10.39 per share (cost $71,568,627)                 -     72,415,160                -                 -            72,415,160
IDS Life Income Advantage Fund -
19,912,683 shares at net asset value
of  $10.38 per share (cost $202,033,753)                -              -      206,790,315                 -           206,790,315
IDS Life Growth Dimensions Fund -
83,118,305 shares at net asset value
of  $13.70 per share (cost $962,791,340)                -              -                -     1,138,720,608         1,138,720,608
------------------------------------------------------------------------------------------------------------------------------------

                                            4,154,046,191     72,415,160      206,790,315     1,138,720,608        16,023,525,309
------------------------------------------------------------------------------------------------------------------------------------

Dividends receivable                                    -        383,982       1,514,846                  -            13,270,443
Accounts receivable from
IDS Life for contract
purchase payments                                 337,735          4,853         305,852          1,029,184             8,108,873
Receivable from mutual funds for
share redemptions                                 931,768         49,818             321              1,502            10,192,017
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                4,155,315,694     72,853,813     208,611,334      1,139,751,294        16,055,096,642
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life for:
Mortality and expense risk fee                  3,757,501         64,967         183,116          1,012,641            14,495,165
Contract terminations                             931,768         49,818             321              1,502            10,192,017
Payable to mutual funds for investments
purchased                                         337,735        323,868       1,637,582          1,029,184            19,421,638
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                               5,027,004        438,653       1,821,019          2,043,327            44,108,820
------------------------------------------------------------------------------------------------------------------------------------

Net assets applicable to contracts in
accumulation period                         4,140,286,625     72,324,955     206,374,719      1,135,319,470        15,978,251,293
Net assets applicable to contracts in
payment period                                 10,002,065         90,205         415,596          2,388,497            32,736,529
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                          $ 4,150,288,690   $ 72,415,160   $ 206,790,315    $ 1,137,707,967      $ 16,010,987,822
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding              1,178,734,680     65,608,959     175,023,644        831,259,213
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit               $3.51          $1.10           $1.18              $1.37
------------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements.



IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                                                                   Year ended Dec. 31, 1997

                                                                             Segregated Asset Account
                                            ----------------------------------------------------------------------------------------
Investment income                               F                 IZ                JZ                G                  H

------------------------------------------------------------------------------------------------------------------------------------
Dividend income from mutual funds            $ 126,502,302     $ 67,130,767      $ 193,435,313     $ 157,493,878      $ 11,494,327
Mortality and expense risk fee                  44,568,477       18,423,272         20,668,494        17,084,438         2,286,046
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                  81,933,825       48,707,495        172,766,819       140,409,440         9,208,281
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales
of investments in mutual funds:
Proceeds from sales                            550,019,453      154,762,560        116,634,433       227,994,923       227,989,506
Cost of investments sold                       480,242,340      134,945,151         91,242,736       217,907,534       227,989,718
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments         69,777,113       19,817,409         25,391,697        10,087,389              (212)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                    748,884,487      (34,561,365)        31,135,686       (23,859,115)             (586)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 818,661,600      (14,743,956)        56,527,383       (13,771,726)             (798)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                    $ 900,595,425     $ 33,963,539      $ 229,294,202     $ 126,637,714       $ 9,207,483
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

Statements of Operations - continued                                                                       Year ended Dec. 31, 1997

                                                                Segregated Asset Account
                                      --------------------------------------------------------------------------------    Combined
Investment income                            N                   KZ                LZ                 MZ                  Variable
                                                                                                                          Accounts
------------------------------------------------------------------------------------------------------------------------------------

Dividend income from mutual funds         $ 416,352,602       $ 2,693,029       $ 12,724,423       $ 7,014,788       $ 994,841,429
Mortality and expense risk fee               39,781,435           530,675          1,377,872         8,113,272         152,833,981
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net              376,571,167         2,162,354         11,346,551        (1,098,484)        842,007,448
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments - net

------------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales
of investments in mutual funds:
Proceeds from sales                         103,684,853         1,443,742            679,825           717,699       1,383,926,994
Cost of investments sold                     74,961,930         1,417,139            656,625           612,142       1,229,975,315
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments      28,722,923            26,603             23,200           105,557         153,951,679
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or
depreciation of investments                 246,854,996            88,527          3,906,529       157,444,749       1,129,893,908
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              275,577,919           115,130          3,929,729       157,550,306       1,283,845,587
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                 $ 652,149,086       $ 2,277,484       $ 15,276,280     $ 156,451,822     $ 2,125,853,035
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                       Year ended Dec. 31, 1997

                                                                                                          Segregated Asset Account
                                            ----------------------------------------------------------------------------------------
Operations                                       F                 IZ                JZ                 G                 H

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net                 $ 81,933,825      $ 48,707,495      $ 172,766,819      $ 140,409,440     $ 9,208,281
Net realized gain (loss) on investments          69,777,113        19,817,409         25,391,697         10,087,389            (212)
Net change in unrealized appreciation or
depreciation of investments                     748,884,487       (34,561,365)        31,135,686        (23,859,115)           (586)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                 900,595,425        33,963,539        229,294,202        126,637,714       9,207,483
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                      134,271,812        78,292,637         87,605,673         49,361,355      26,471,423
Net transfers*                                 (330,558,730)      (40,464,119)        30,217,819       (141,589,262)      2,490,728
Transfers for policy loans                        6,741,393         2,538,097          2,700,859          1,893,361         415,203
Annuity payments                                   (839,990)         (218,797)          (325,569)          (404,625)        (21,359)
Contract charges                                 (4,189,959)       (1,744,401)        (1,879,204)        (1,396,704)       (170,801)
Contract terminations:
Surrender benefits                             (306,180,259)     (110,545,864)      (118,237,119)      (119,861,011)    (33,151,710)
Death benefits                                  (20,091,752)       (9,311,925)        (8,138,343)       (15,519,877)     (2,393,157)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                          (520,847,485)      (81,454,372)        (8,055,884)      (227,516,763)     (6,359,673)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               4,200,780,773     1,826,981,223      1,980,971,110      1,767,315,881     212,272,517
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 4,580,528,713   $ 1,779,490,390    $ 2,202,209,428    $ 1,666,436,832   $ 215,120,327
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year          628,555,221     1,220,479,990      1,172,792,754        362,167,237      89,644,495
Contract purchase payments                       18,318,230        51,062,806         50,910,206          9,842,757      10,978,965
Net transfers*                                  (46,459,818)      (25,974,782)        17,204,464        (28,290,096)      1,243,189
Transfers for policy loans                          911,718         1,642,862          1,552,061            376,163         172,138
Contract charges                                   (572,335)       (1,139,369)        (1,087,659)          (279,982)        (71,845)
Contract terminations:
Surrender benefits                              (40,932,101)      (71,076,097)       (67,429,599)       (23,650,436)    (13,512,157)
Death benefits                                   (2,954,591)       (6,642,208)        (5,113,039)        (3,376,942)     (1,199,780)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                556,866,324     1,168,353,202      1,168,829,188        316,788,701      87,255,005
------------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other accounts and transfers (from) to IDS
Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                            Year ended Dec. 31, 1997

                                                                        Segregated Asset Account
                                         ----------------------------------------------------------------------------  Combined
Operations                                   N               KZ             LZ                  MZ                     Variable
                                                                                                                       Accounts
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net            $ 376,571,167    $ 2,162,354    $ 11,346,551        $ (1,098,484)        $ 842,007,448
Net realized gain (loss) on investments      28,722,923         26,603          23,200             105,557           153,951,679
Net change in unrealized appreciation or
depreciation of investments                 246,854,996         88,527       3,906,529         157,444,749         1,129,893,908
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                   652,149,086      2,277,484      15,276,280         156,451,822         2,125,853,035
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                  125,778,517      3,443,369      10,032,844          58,794,952           574,052,582
Net transfers*                               72,184,459     42,846,230     125,588,307         572,710,885           333,426,317
Transfers for policy loans                    4,673,820         43,334          80,094           1,398,475            20,484,636
Annuity payments                               (818,698)        (7,873)        (31,168)           (147,303)           (2,815,382)
Contract charges                             (3,418,455)       (26,651)        (70,043)           (632,210)          (13,528,428)
Contract terminations:
Surrender benefits                         (236,462,530)    (2,695,820)     (6,707,680)        (37,984,244)         (971,826,237)
Death benefits                              (25,132,076)      (163,126)       (464,874)         (2,163,641)          (83,378,771)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                       (63,194,963)    43,439,463     128,427,480         591,976,914          (143,585,283)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           3,561,334,567     26,698,213      63,086,555         389,279,231        14,028,720,070
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $ 4,150,288,690   $ 72,415,160   $ 206,790,315     $ 1,137,707,967      $ 16,010,987,822
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year    1,197,162,300    24,878,248      59,938,791         350,597,571
Contract purchase payments                   38,914,736     3,250,861       9,009,695          47,250,516
Net transfers*                               23,088,309    40,199,836     112,669,161         465,445,880
Transfers for policy loans                    1,423,911        40,853          70,990           1,099,049
Contract charges                             (1,055,013)      (24,882)        (62,522)           (502,902)
Contract terminations:
Surrender benefits                          (72,296,420)   (2,560,115)     (6,187,383)        (30,794,587)
Death benefits                               (8,503,143)     (175,842)       (415,088)         (1,836,314)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          1,178,734,680    65,608,959     175,023,644         831,259,213
------------------------------------------------------------------------------------------------------------------------------------
*Includes transfer activity from (to) other accounts and transfers (from) to IDS
Life for conversion from (to) fixed account.

See accompanying notes to financial statements.


IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                                        Year ended Dec. 31, 1996

                                                                        Segregated Asset Account
                        ------------------------------------------------------------------------------------------------------------
Operations                               F                    IZ                JZ                   G                  H

------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net         $ 626,663,819        $ 48,620,781      $ 188,771,679        $ 121,009,234       $ 8,463,581
Net realized gain (loss)
on investments                            39,842,450           5,627,173          9,280,782            6,148,079              (748)
Net change in unrealized appreciation or
depreciation of investments             (394,337,953)         81,683,280         42,813,163          (25,950,503)              825
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                272,168,316         135,931,234        240,865,624          101,206,810         8,463,658
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments               247,034,837         136,590,270        137,497,822          136,598,453        71,251,781
Net transfers**                            7,353,251         158,214,068        227,344,754         (130,631,868)      (73,493,878)
Transfers for policy loans                 6,524,720           2,185,648          2,289,136            1,948,047           542,980
Annuity payments                            (618,433)           (145,076)          (211,338)            (302,440)          (16,311)
Contract charges                          (4,665,100)         (1,844,449)        (1,844,915)          (1,651,986)         (186,455)
Contract terminations:
Surrender benefits                      (323,487,903)        (99,067,158)       (97,711,535)        (138,993,547)      (26,610,434)
Death benefits                           (19,407,560)         (6,956,648)        (6,698,818)         (13,852,642)       (1,119,093)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                    (87,266,188)        188,976,655        260,665,106         (146,885,983)      (29,631,410)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year        4,015,878,645       1,502,073,334      1,479,440,380        1,812,995,054       233,440,269
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $ 4,200,780,773     $ 1,826,981,223    $ 1,980,971,110      $ 1,767,315,881     $ 212,272,517
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year   641,902,761       1,088,873,599      1,007,975,519          393,696,727       102,567,540
Contract purchase payments                38,493,929          95,677,544         87,429,534           29,931,965        31,461,578
Net transfers**                            1,526,639         110,170,298        143,201,245          (28,111,632)      (32,033,370)
Transfers for policy loans                 1,013,895           1,512,631          1,436,806              419,834           233,492
Contract charges                            (729,091)         (1,286,561)        (1,166,154)            (358,645)          (81,536)
Contract terminations:
Surrender benefits                       (50,461,665)        (69,287,451)       (61,605,600)         (30,226,184)      (11,981,080)
Death benefits                            (3,191,247)         (5,180,070)        (4,478,596)          (3,184,828)         (522,129)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         628,555,221       1,220,479,990      1,172,792,754          362,167,237        89,644,495
------------------------------------------------------------------------------------------------------------------------------------
**Includes  transfer  activity from (to) other accounts and transfers  (from) to
IDS Life for  conversion  from (to) fixed  account.

See  accompanying  notes to financial statements.



IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, and MZ

------------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets - continued                                                           Year ended Dec. 31, 1996

                                                                                          Segregated Asset Account
                                         -------------------------------------------------------------------------------  Combined
Operations                                    N                    KZ *           LZ *                MZ *                Variable
                                                                                                                          Accounts
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net             $ 274,337,654         $ 248,565      $ 1,417,383         $ (217,794)     $ 1,269,314,902
Net realized gain (loss) on investments       28,800,977             1,196                -              1,551           89,701,460
Net change in unrealized appreciation or
depreciation of investments                  191,117,363           758,006          850,033         18,484,519          (84,581,267)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                    494,255,994         1,007,767        2,267,416         18,268,276        1,274,435,095
------------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
------------------------------------------------------------------------------------------------------------------------------------
Contract purchase payments                   178,726,120         2,213,183        4,646,202         18,844,441          933,403,109
Net transfers**                               11,968,781        23,859,394       57,148,839        358,733,822          640,497,163
Transfers for policy loans                     4,253,041             4,127           18,815            208,070           17,974,584
Annuity payments                                (458,457)           (1,456)          (4,943)           (17,149)          (1,775,603)
Contract charges                              (3,435,971)           (4,484)         (10,289)           (88,337)         (13,731,986)
Contract terminations:
Surrender benefits                          (219,622,814)         (377,077)        (950,606)        (6,499,453)        (913,320,527)
Death benefits                               (15,758,360)           (3,241)         (28,879)          (170,439)         (63,995,680)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions                        (44,327,660)       25,690,446       60,819,139        371,010,955          599,051,060
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            3,111,406,233                 -                -                  -       12,155,233,915
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 3,561,334,567      $ 26,698,213     $ 63,086,555      $ 389,279,231     $ 14,028,720,070
------------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at beginning of year     1,212,021,386                 -                -                 -
Contract purchase payments                    67,036,198         2,150,213        4,593,557        17,880,563
Net transfers**                                5,024,835        23,110,914       56,411,486       339,165,647
Transfers for policy loans                     1,578,243             3,961           18,315           194,231
Contract charges                              (1,282,363)           (4,320)         (10,113)          (82,302)
Contract terminations:
Surrender benefits                           (80,844,746)         (379,430)      (1,045,166)       (6,403,548)
Death benefits                                (6,371,253)           (3,090)         (29,288)         (157,020)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           1,197,162,300        24,878,248       59,938,791       350,597,571
------------------------------------------------------------------------------------------------------------------------------------
*For the period April 30, 1996 (commencement of operations) to Dec. 31, 1996.
**Includes  transfer  activity from (to) other accounts and transfers  (from) to
IDS Life for  conversion  from (to) fixed  account.

See  accompanying  notes to financial statements.

IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ

Notes to Financial Statements

1. Organization

IDS Life Accounts F, G, H and N were established as segregated asset accounts of IDS Life Insurance Company (IDS Life) under Minnesota law and are registered collectively as a single unit investment trust under the Investment Company Act of 1940. Accounts F, G and H were established on May 13, 1981 and commenced operations on Oct. 13, 1981. Account N was established on April 17, 1985 and commenced operations on April 30, 1986. Accounts IZ and JZ were established as segregated asset accounts on Sept. 20, 1991 and commenced operations on Jan. 13, 1992. Accounts KZ, LZ and MZ were established as segregated asset accounts on April 2, 1996 and commenced operations on April 30, 1996. IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ are collectively referred to as "the Accounts."

The assets of the Accounts are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other segregated asset accounts or by IDS Life. Contract owners allocate their variable purchase payments to one or more of the nine segregated asset accounts. Such funds are then invested in shares of nine mutual funds organized by IDS Life as the investment vehicles for variable annuity contracts issued by IDS Life and its subsidiaries.

Each Fund is registered under the Investment Company Act of 1940 as a diversified, (non-diversified for Global Yield) open-end management investment company or series of an open-end management company. IDS Life Capital Resource Fund, IDS Life Special Income Fund and IDS Life Moneyshare Fund, Inc. commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. IDS Life Aggressive Growth Fund and IDS Life International Equity Fund commenced operations on Jan. 13, 1992. IDS Life Global Yield Fund, IDS Life Income Advantage Fund and IDS Life Growth Dimensions Fund commenced operations on April 30, 1996. Funds allocated to IDS Life Account F are invested in the shares of IDS Life Capital Resource Fund; IDS Life Account IZ invests in the shares of IDS Life International Equity Fund; IDS Life Account JZ invests in the shares of IDS Life Aggressive Growth Fund; IDS Life Account G invests in the shares of IDS Life Special Income Fund; IDS Life Account H invests in the shares of IDS Life Moneyshare Fund, Inc.; IDS Life Account N invests in the shares of IDS Life Managed Fund, Inc.; IDS Life Account KZ invests in the shares of IDS Life Global Yield Fund; IDS Life Account LZ invests in the shares of IDS Life Income Advantage Fund and IDS Life Account MZ invests in the shares of IDS Life Growth Dimensions Fund.

IDS Life serves as investment manager and principal underwriter for the Accounts and the underlying nine mutual funds. American Express Financial Corporation
(AEFC), an affiliated company, is the investment advisor for each of the funds. American Express Asset Management International, Inc., an affiliated company, is the sub-investment advisor for IDS Life International Equity Fund.

2. Summary of Significant Accounting Policies

Investments in Mutual Funds

Investments in shares of the mutual funds are stated at market value, which is the net asset value per share as determined by the respective funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the mutual funds are reinvested in additional shares of the mutual funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the mutual funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Accounts are treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. Mortality and Expense Risk Fee and Contract Charges

IDS Life makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Accounts. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1 percent of the average daily net assets of the Accounts.

An annual charge of $20 is deducted from the contract value of each Variable Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. A quarterly charge of $125 is deducted from the contract value of each Group Variable Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract or certificate year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life.

A contingent deferred sales charge (surrender charge or withdrawal charge) will be imposed upon:

a)   certain Variable Retirement Annuity contract surrenders during the first seven years,
b) Combination Retirement Annuity contract surrenders during the first seven, eight or eleven years, depending on type of contract,
c)   Group Variable Annuity contract withdrawals during the first seven years,
d) Employee Benefit Annuity certificate surrenders during the first eleven years, and
e)   Flexible   Annuity   contract   surrenders  of  amounts  other  than  those
     representing earnings or those representing purchase payments six contract years old or more.

Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $14,502,145 in 1997 and $11,956,753 in 1996. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

4. Investment Transactions

The Accounts' purchases of mutual fund shares, including reinvestment of dividend distributions, were as follows:

                                                         Year ended Dec. 31,
Account   Investment                                 1997            1996
--------------------------------------------------------------------------------
  F       IDS Life Capital Resource Fund..... $  111,547,849 $  842,940,565
 IZ       IDS Life International Equity Fund.    122,035,293    295,290,858
 JZ       IDS Life Aggressive Growth Fund....    281,608,415    488,497,853
  G       IDS Life Special Income Fund ......    140,887,599    175,575,133
  H       IDS Life Moneyshare Fund, Inc......    230,838,115    198,361,500
  N       IDS Life Managed Fund, Inc.........    417,692,561    372,910,559
 KZ       IDS Life Global Yield Fund ........     47,045,559     26,031,598*
 LZ       IDS Life Income Advantage Fund ....    140,453,856     62,236,522*
 MZ       IDS Life Growth Dimensions Fund ...    592,288,967    371,131,317*
--------------------------------------------------------------------------------
          Combined Variable Account.......... $2,084,398,214 $2,832,975,905
--------------------------------------------------------------------------------
*For the period April 30, 1996 (commencement of operations)to Dec. 31, 1996.


5. Year 2000 Issue (Unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Variable Accounts. The Variable Accounts have no computer systems of their own but are dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

The Year 2000 readiness of other third parties whose system failures could have an impact on the Variable Accounts' operations is currently being evaluated. The potential materiality of any such impact is not known at this time.

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company



We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1997 and 1996 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.




Ernst & Young LLP
Minneapolis, Minnesota
February 5, 1998

IDS Life Financial Information


                          IDS LIFE INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS


                                                    Dec. 31,     Dec. 31,
ASSETS                                                1997         1996
                                                         (thousands)
Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1997, $9,743,410; 1996, $10,521,650)              $9,315,450       $10,236,379
Available for sale, at fair value (Amortized cost:
1997, $12,515,030; 199, $11,008,622)              12,876,694        11,146,845
Mortgage loans on real estate                      3,618,647         3,493,364
Policy loans                                         498,874           459,902
Other investments                                    318,591           251,465
Total investments                                 26,628,256        25,587,955
Cash and cash equivalents                             19,686           224,603
Amounts recoverable from reinsurers                  205,716           157,722
Amounts due from brokers                               8,400            11,047
Other accounts receivable                             37,895            44,089
Accrued investment income                            357,390           343,313
Deferred policy acquisition costs                  2,479,577         2,330,805
Deferred income taxes, net                                --            33,923
Other assets                                          22,700            37,364
Separate account assets                           23,214,504        18,535,160
Total assets                                     $52,974,124       $47,305,981
                                                   =========         =========

                          IDS LIFE INSURANCE COMPANY
                   CONSOLIDATED BALANCE SHEETS (continued)


                                                   Dec. 31,        Dec. 31
LIABILITIES AND STOCKHOLDER'S EQUITY                1997             1996
                                                          (thousands)


Liabilities:
Future policy benefits:
Fixed annuities                                  $22,009,747      $21,838,008
Universal life-type insurance                      3,280,489        3,177,149
Traditional life insurance                           213,676          209,685
Disability income and long-term care insurance       533,124          424,200
Policy claims and other policyholders' funds          68,345           83,634
Deferred income taxes, net                            61,582               --
Amounts due to brokers                               381,458          261,987
Other liabilities                                    345,383          332,078
Separate account liabilities                      23,214,504       18,535,160
Total liabilities                                 50,108,308       44,861,901
Stockholder's equity:
Capital stock, $30 par value per share;
100,000 shares authorized, issued and outstanding      3,000            3,000
Additional paid-in capital                           290,847          283,615
Net unrealized gain on investments                   226,359           86,102
Retained earnings                                  2,345,610        2,071,363
Total stockholder's equity                         2,865,816        2,444,080
Total liabilities and stockholder's equity       $52,974,124      $47,305,981
                                                   =========        =========
See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                         CONSOLIDATED STATEMENTS OF INCOME


                                                           Years ended Dec. 31,
                                                      1997        1996       1995
                                                               (thousands)
Revenues:
Premiums:
Traditional life insurance                        $  52,473    $  51,403      $ 50,193
Disability income and long-term care insurance      154,021      131,518       111,337

Total premiums                                      206,494      182,921       161,530

Policyholder and contractholder charges             341,726      302,999       256,454
Management and other fees                           340,892      271,342       215,581
Net investment income                             1,988,389    1,965,362     1,907,309
Net realized gain (loss) on investments                 860         (159)       (4,898)

Total revenues                                    2,878,361    2,722,465     2,535,976

Benefits and expenses:
Death and other benefits:
Traditional life insurance                           28,951       26,919        29,528
Universal life-type insurance
and investment contracts                             92,814       85,017        71,691
Disability income and
long-term care insurance                             22,333       19,185        16,259
Increase (decrease) in liabilities for
future policy benefits:
Traditional life insurance                            3,946        1,859        (1,315)
Disability income and
long-term care insurance                             63,631       57,230        51,279

Interest credited on universal life-type
insurance and investment contracts                1,386,448    1,370,468     1,315,989
Amortization of deferred policy acquisition costs   322,731      278,605       280,121
Other insurance and operating expenses              276,596      261,468       211,642

Total benefits and expenses                       2,197,450    2,100,751     1,975,194

Income before income taxes                          680,911      621,714       560,782

Income taxes                                        206,664      207,138       195,842

Net income                                       $  474,247   $  414,576    $  364,940
                                                   ========     ========       =======

See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                          Three years ended Dec. 31, 1997
                                    (thousands)


                                            Additional  Net Unrealized
                                 Capital     Paid-In     Gain (Loss) on   Retained
                                  Stock      Capital    on Investments    Earnings     Total

Balance, Dec. 31, 1994            3,000       222,000      (275,708)     1,639,399   1,588,691
Net income                           --            --            --        364,940     364,940
Change in net unrealized
gain (loss) on investments           --            --       505,837             --     505,837
Capital contribution from parent     --        56,814            --             --      56,814
Loss on reinsurance transaction
with affiliate                       --            --            --         (4,574)     (4,574)
Cash dividends                       --            --            --       (180,000)   (180,000)

Balance, Dec. 31, 1995            3,000       278,814       230,129      1,819,765   2,331,708
Net income                           --            --            --        414,576     414,576
Change in net unrealized
gain (loss) on investments           --            --      (144,027)            --    (144,027)
Capital contribution from parent     --         4,801            --             --       4,801
Other changes                        --            --            --          2,022       2,022
Cash dividends                       --            --            --       (165,000)   (165,000)

Balance, Dec. 31, 1996           $3,000      $283,615      $ 86,102     $2,071,363  $2,444,080
Net income                           --            --            --        474,247     474,247
Change in net unrealized
gain (loss) on investments           --            --       140,257             --     140,257
Capital contribution from parent     --         7,232            --             --       7,232
Cash dividends                       --            --            --       (200,000)   (200,000)

Balance, Dec. 31, 1997           $3,000      $290,847      $226,359     $2,345,610  $2,865,816
                                  =====       =======       =======      =========    ========

See accompanying notes.

                             IDS LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                       Years ended Dec. 31,
                                                  1997         1996          1995
                                                             (thousands)
Cash flows from operating activities:
Net income                                     $ 474,247    $ 414,576     $ 364,940
Adjustments to reconcile net income to
net cash provided by (used in) operating activities:
Policy loan issuance, excluding universal
life-type insurance                              (54,665)     (49,314)      (46,011)
Policy loan repayment, excluding universal
life-type insurance                               46,015       41,179        36,416
Change in amounts recoverable from reinsurers    (47,994)     (43,335)      (34,083)
Change in other accounts receivable                6,194       (4,981)       12,231
Change in accrued investment income              (14,077)       4,695       (30,498)
Change in deferred policy acquisition
costs, net                                      (156,486)    (294,755)     (196,963)
Change in liabilities for future policy
benefits for traditional life,
disability income and
long-term care insurance                         112,915       97,479        85,575
Change in policy claims and other
policyholders' funds                             (15,289)      27,311         6,255
Change in deferred income tax provision (benefit) 19,982      (65,609)      (33,810)
Change in other liabilities                       13,305       46,724        (6,548)
(Accretion of discount)
amortization of premium, net                      (5,649)     (23,032)      (22,528)
Net realized (gain) loss on investments             (860)         159         4,898
Policyholder and contractholder
charges, non-cash                               (160,885)    (154,286)     (140,506)
Other, net                                         7,161      (10,816)        3,849

Net cash provided by (used in) operating
activities                                     $ 223,914    $ (14,005)     $  3,217

                             IDS LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)


                                                         Years ended Dec. 31,
                                                  1997             1996          1995
                                                               (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                       $     (1,996)  $  (43,751)  $ (1,007,208)
Maturities, sinking fund payments and calls          686,503      759,248        538,219
 Sales                                               236,761      279,506        332,154
Fixed maturities available for sale:
Purchases                                         (3,160,133)  (2,299,198)    (2,452,181)
Maturities, sinking fund payments and calls        1,206,213    1,270,240        861,545
Sales                                                457,585      238,905        136,825
Other investments, excluding policy loans:
Purchases                                           (524,521)    (904,536)      (823,131)
Sales                                                335,765      236,912        160,521
Change in amounts due from brokers                     2,647      (11,047)         7,933
Change in amounts due to brokers                     119,471      140,369       (105,119)

Net cash used in investing activities               (641,705)    (333,352)    (2,350,442)

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                            2,785,758    3,567,586      4,189,525
Surrenders and death benefits                     (3,736,242)  (4,250,294)    (3,141,404)
Interest credited to account balances              1,386,448    1,370,468      1,315,989
Universal life-type insurance policy loans:
Issuance                                             (84,835)     (86,501)       (84,700)
Repayment                                             54,513       58,753         52,188
Capital contribution from parent                       7,232        4,801             --
Dividends paid                                      (200,000)    (165,000)      (180,000)

Net cash provided by financing activities            212,874      499,813      2,151,598

Net (decrease) increase in cash and
cash equivalents                                    (204,917)     152,456       (195,627)

Cash and cash equivalents at
beginning of year                                    224,603       72,147        267,774

Cash and cash equivalents at
end of year                                         $ 19,686    $ 224,603      $  72,147
                                                     =======     ========       ========
See accompanying notes.

                         IDS LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                ($ thousands)

1.    Summary of significant accounting policies
      ------------------------------------------

      Nature of business

      IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company (ACLAC), American Partners Life Insurance Company and American Express Corporation.

      The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

      Basis of presentation

      The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

      The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments

      Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of stockholder's equity, net of deferred taxes.

      Realized investment gain or loss is determined on an identified cost basis.

      Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

      Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

      ------------------------------------------

      Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

      The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

      The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

      During 1997, 1996 and 1995, the Company purchased and wrote index options to protect against significant declines in fee income as a result of a decrease in the market value of its managed assets. These options were marked-to-market through the income statement.

      During 1997, the Company purchased and wrote index options to hedge 1998 management fee and other income from separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments. Gains or losses on these instruments are deferred and recognized in management and other fees in the same period as the hedged fee income.

      Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

      When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

      Statements of cash flows

      The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

      Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:
                                           1997           1996      1995
                                           ----           ----      ----
       Cash paid during the year for:
         Income taxes                    $174,472       $317,283  $191,011
         Interest on borrowings             8,213          4,119     5,524

      ------------------------------------------

      Recognition of profits on annuity contracts and insurance policies

      Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

      The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

      Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts and underlying mutual funds.

      Deferred policy acquisition costs

      The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts.The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to accumulation values and surrender charge revenue. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

      Liabilities for future policy benefits

      Liabilities for universal life-type insurance and deferred annuities are accumulation values.

      Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

      Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

      ------------------------------------------

      Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 10% over 5 to 10 years.

      Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on a national survey. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

      Reinsurance

      The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Graded premium whole life and long-term care policies are primarily reinsured on a coinsurance basis.

      Federal income taxes

      The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

      Included in other liabilities at December 31, 1997 and 1996 are $12,061 and $33,358, respectively, receivable from American Express Financial Corporation for federal income taxes.

      Separate account business

      The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

      ------------------------------------------

      The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

      Reclassification

      Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

2.    Investments
      -----------

      Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

      The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1997 are as follows:

                                                        Gross      Gross
                                         Amortized   Unrealized  Unrealized      Fair
       Held to maturity                    Cost         Gains      Losses        Value
       ----------------                  ---------   ----------  ----------      -----

       U.S. Government agency obligations  $41,932      $ 2,950  $       --  $   44,881
       State and municipal obligations       9,684          568          --      10,252
       Corporate bonds and obligations   7,280,646      415,700       9,322   7,687,024
       Mortgage-backed securities        1,983,188       25,976       7,911   2,001,253
                                         ---------       ------       -----   ---------
                                        $9,315,450     $445,194     $17,233  $9,743,410
                                         =========      =======      ======   =========


                                                           Gross      Gross
                                            Amortized   Unrealized  Unrealized     Fair
       Available for sale                      Cost        Gains      Losses       Value
       ------------------                   ---------   ----------  ----------     -----

       U.S. Government agency obligations $   65,291   $    4,154  $       --      $69,445
       State and municipal obligations        11,045        1,348          --       12,393
       Corporate bonds and obligations     5,308,129      232,761      30,198    5,510,692
       Mortgage-backed securities          7,130,565      160,478       6,879    7,284,164
                                           ---------      -------       -----    ---------
       Total fixed maturities             12,515,030      398,741      37,077   12,876,694
       Equity securities                       3,000          361          --        3,361
                                          ----------      -------      ------   ----------
                                         $12,518,030     $399,102     $37,077  $12,880,055
                                          ==========      =======      ======   ==========

      -----------

      The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1996 are as follows:

                                                                Gross      Gross
                                                 Amortized   Unrealized  Unrealized      Fair
       Held to maturity                            Cost         Gains      Losses        Value
       ----------------                          ---------   ----------  ----------      ------

       U.S. Government agency obligations      $   44,002      $    933   $  1,276   $   43,659
       State and municipal obligations              9,685           412         --       10,097
       Corporate bonds and obligations          8,057,997       356,687     47,639    8,367,045
       Mortgage-backed securities               2,124,695        21,577     45,423    2,100,849
                                               ----------       -------     ------   ----------
                                              $10,236,379      $379,609    $94,338  $10,521,650
                                               ==========       =======     ======   ==========


                                                                Gross      Gross
                                                 Amortized   Unrealized  Unrealized     Fair
       Available for sale                           Cost        Gains       Losses     Value
       ------------------                           ----        -----       ------     -----

       U.S. Government agency obligations      $   77,944      $  2,607   $     96   $   80,455
       State and municipal obligations             11,032        1,336          --       12,368
       Corporate bonds and obligations          3,701,604      122,559      24,788    3,799,375
       Mortgage-backed securities               7,218,042      104,808      68,203    7,254,647
                                                ---------      -------      ------    ---------
       Total fixed maturities                  11,008,622      231,310      93,087   11,146,845
       Equity securities                            3,000          308          --        3,308
                                               ----------      -------      ------   ----------
                                              $11,011,622     $231,618     $93,087  $11,150,153
                                               ==========      =======      ======   ==========


      The amortized cost and fair value of investments in fixed maturities at December 31, 1997 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Amortized         Fair
       Held to maturity                   Cost           Value
       ----------------                 ---------      --------

       Due in one year or less        $   356,597      $360,956
       Due from one to five years       1,536,239     1,619,875
       Due from five to ten years       4,337,547     4,577,552
       Due in more than ten years       1,101,879     1,183,774
       Mortgage-backed securities       1,983,188     2,001,253
                                        ---------     ---------
                                       $9,315,450    $9,743,410
                                        =========     =========

                                        Amortized        Fair
       Available for sale                 Cost           Value
                                        ---------        -----

       Due in one year or less          $ 162,663    $  164,012
       Due from one to five years         633,339       679,561
       Due from five to ten years       2,418,162     2,517,098
       Due in more than ten years       2,170,301     2,231,859
       Mortgage-backed securities       7,130,565     7,284,164
                                       ----------    ----------
                                      $12,515,030   $12,876,694
                                       ==========    ==========

      -----------

      During the years ended December 31, 1997, 1996 and 1995, fixed maturities classified as held to maturity were sold with amortized cost of $229,848, $277,527 and $333,508, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

      Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $136,825 and gross realized gains and losses of $nil and $5,781, respectively.

      At December 31, 1997, bonds carried at $14,351 were on deposit with various states as required by law.

      At December 31, 1997, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $2.7 billion which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

          Rating                   1997            1996
       ---------                 ---------      ---------
       Aaa/AAA                $ 9,195,619     $ 9,460,134
       Aaa/AA                          --           2,870
       Aa/AA                      232,451         241,914
       Aa/A                       246,792         192,631
       A/A                      2,787,936       2,949,895
       A/BBB                    1,200,345       1,034,661
       Baa/BBB                  5,226,616       4,531,515
       Baa/BB                     475,084         768,285
       Below investment grade   2,465,637       2,063,096
                                ---------       ---------
                              $21,830,480     $21,245,001
                               ==========      ==========

      At December 31, 1997, 95 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

      At December 31, 1997, approximately 14 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                 December 31, 1997          December 31, 1996
                              ------------------------   -----------------------
                              On Balance   Commitments   On Balance  Commitments
           Region               Sheet      to Purchase     Sheet     to Purchase
       -------------          ----------   ------------  ----------  -----------
       East North Central   $  748,372     $  32,462    $  777,960     $  19,358
       West North Central      456,934        14,340       389,285        29,620
       South Atlantic          922,172        14,619       891,852        35,007
       Middle Atlantic         545,601        15,507       553,869        17,959
       New England             316,250         2,136       310,177        14,042
       Pacific                 184,917         3,204       190,770         4,997
       West South Central      125,227            --       105,173        11,246
       East South Central       60,274            --        75,176            --
       Mountain                297,545        28,717       236,597        11,401
                             ---------       -------     ---------       -------
                             3,657,292       110,985     3,530,859       143,630
       Less allowance for
       losses                   38,645            --        37,495            --
                             ---------       -------     ---------       -------
                            $3,618,647      $110,985    $3,493,364      $143,630
                             =========       =======     =========       =======

      -----------

                                 December 31, 1997          December 31, 1996
                            ------------------------   -------------------------
                            On Balance   Commitments   On Balance    Commitments
         Property type         Sheet     to Purchase      Sheet      to Purchase
       ---------------      ----------   -----------   ----------    -----------
       Department/retail
       stores              $1,189,203      $  27,314    $1,154,179     $  68,032
       Apartments           1,089,127         16,576     1,119,352        23,246
       Office buildings       716,729         34,546       611,395        27,653
       Industrial buildings   295,889         21,200       296,944         6,716
       Hotels/motels          101,052             --        97,870         6,257
       Medical buildings       99,979          9,748        67,178         8,289
       Nursing/retirement
       homes                   72,359             --        88,226         1,877
       Mixed Use               71,007             --        73,120            --
       Other                   21,947          1,601        22,595         1,560
                            ---------        -------     ---------        ------
                            3,657,292        110,985     3,530,859       143,630
       Less allowance for
       losses                  38,645             --        37,495            --
                             ---------       -------     ---------       -------
                           $3,618,647       $110,985    $3,493,364      $143,630
                            =========        =======     =========       =======

      Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

      At December 31, 1997 and 1996, the Company's recorded investment in impaired loans was $45,714 and $79,441, respectively, with allowances of $9,812 and $16,162, respectively. During 1997 and 1996, the average recorded investment in impaired loans was $61,870 and $74,338, respectively.

      The Company recognized $2,981, $4,889 and $5,014 of interest income related to impaired loans for the years ended December 31, 1997, 1996 and 1995 respectively.

      The following table presents changes in the allowance for investment losses related to all loans:

                                          1997          1996        1995
                                         ------        ------      ------
       Balance, January 1               $37,495       $37,340     $35,252
       Provision for investment losses    8,801        10,005      15,900
       Loan payoffs                      (3,851)       (4,700)    (11,900)
       Foreclosures                      (3,800)       (5,150)     (1,350)
       Other                                 --            --        (562)
                                         ------        ------      -------

       Balance, December 31             $38,645       $37,495     $37,340
                                         ======        ======      ======

      At December 31, 1997, the Company had commitments to purchase investments other than mortgage loans for $234,485. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

      -----------

      Net investment income for the years ended December 31 is summarized as follows:

                                            1997           1996         1995
                                          ---------      ---------    ---------
       Interest on fixed maturities      $1,692,481     $1,666,929   $1,656,136
       Interest on mortgage loans           305,742        283,830      232,827
       Other investment income               25,089         43,283       35,936
       Interest on cash equivalents           5,914          5,754        5,363
                                          ---------      ---------    ---------
                                          2,029,226      1,999,796    1,930,262
       Less investment expenses              40,837         34,434       22,953
                                          ---------      ---------    ---------
                                         $1,988,389     $1,965,362   $1,907,309
                                          =========      =========    =========

      Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                     1997         1996         1995
                                    ------        -----        -----
       Fixed maturities           $ 16,115      $ 8,736     $  9,973
       Mortgage loans               (6,424)      (8,745)     (13,259)
       Other investments            (8,831)        (150)      (1,612)
                                   -------        -----      -------
                                  $    860      $  (159)    $ (4,898)
                                   =======        ======       ======

      Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                      1997           1996         1995
                                     -------        -------      -------
       Fixed maturities available
         for sale                   $223,441      $(231,853)    $811,649
       Equity securities                  53            (52)       3,118

3.    Income taxes
      ------------

      The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

      The income tax expense consists of the following:

                                    1997           1996         1995
       Federal income taxes:
       Current                    $176,879       $260,357     $218,040
       Deferred                     19,982        (65,609)     (33,810)
                                   -------        --------     -------
                                   196,861        194,748      184,230
       State income taxes-current    9,803         12,390       11,612
                                   -------        -------      -------
       Income tax expense         $206,664       $207,138     $195,842
                                   =======        =======      =======

      ------------

      Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                     1997               1996               1995
                               ----------------    ---------------   ---------------
                               Provision   Rate    Provision  Rate   Provision  Rate
                               ---------   ----    ---------  ----   ---------  ----
      Federal income
        taxes based on
        the statutory rate      $238,319   35.0%    $217,600  35.0%   $196,274  35.0%
      Increases (decreases)
      are attributable to:
      Tax-excluded interest
        and dividend income      (10,294)  (1.5)      (9,636) (1.5)     (8,524) (1.5)
      State Taxes, net of federal
         benefit                   6,372    0.9        8,053   1.3       7,548   1.3
      Low income housing
        credits                  (20,705)  (3.0)      (5,090) (0.8)       (861) (0.2)
      Other, net                  (7,028)  (1.0)      (3,789) (0.7)      1,405   0.3
                                 -------   -----     -------  ----     -------  ----
      Federal income taxes      $206,664   30.4%    $207,138  33.3%   $195,842  34.9%
                                 =======   ====      =======  ====     =======  ====

      A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1997, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

      Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                  1997          1996
                                                  ----          ----
       Deferred tax assets:
       Policy reserves                          $748,204      $724,412
       Life insurance guarantee
          fund assessment reserve                 20,101        29,854
       Other                                       9,589         2,763
                                                 -------       -------
       Total deferred tax assets                 777,894       757,029
                                                 -------       -------

       Deferred tax
       liabilities:
       Deferred policy acquisition costs        700,032      665,685
       Unrealized gain on investments           121,885       48,486
       Investments, other                        17,559        8,935
                                                -------      -------
       Total deferred tax liabilities           839,476      723,106
                                                -------      -------
       Net deferred tax (liabilities) assets   $(61,582)    $ 33,923
                                                 ======       ======

      The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.    Stockholder's equity
      --------------------

      Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,468,677 as of December 31, 1997 and $1,261,592 as of December 31, 1996 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1998 in excess of approximately $331,480 would require approval of the Department of Commerce of the State of Minnesota.

      Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           1997          1996          1995
                                        ----------    ----------    ----------
       Statutory net income             $  379,615    $  365,585    $  326,799
       Statutory capital and surplus     1,765,290     1,565,082     1,398,649
       surplus

5.    Related party transactions
      --------------------------

      The Company loans funds to American Express Financial Corporation under a collateral loan agreement. The balance of the loan was $nil and $11,800 at December 31, 1997 and 1996, respectively. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $103, $780 and $1,371 in 1997, 1996 and 1995, respectively.

      The Company purchased a five year secured note from an affiliated company which was redeemed in 1996. The interest rate on the note was
      8.42 percent. Interest income on the above note totaled $1,637 and $1,937 in 1996 and 1995, respectively.

      The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $201, $174 and $155 in 1997, 1996 and 1995, respectively.

      The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1997, 1996 and 1995 were $1,245, $990 and $815, respectively.

      The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

      --------------------------

      Charges by AEFC for use of joint facilities, marketing services and other services aggregated $414,155, $397,362 and $377,139 for 1997,
      1996 and 1995, respectively. Certain of these costs are included in deferred policy acquisition costs. In addition, the Company rents its home office space from AEFC on an annual renewable basis.

6.    Commitments and contingencies
      -----------------------------

      At December 31, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $74,730,720 and $67,274,354, respectively, of which $4,351,904 and $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $60,495, $48,250 and $39,399 and reinsurance recovered from reinsurers amounted to $19,042, $15,612, and $14,088 for the years ended December 31, 1997, 1996 and 1995, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

      A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. In December 1996, an action of this type was brought against the Company and its parent, AEFC. A second action was filed in March, 1997. The plaintiffs purport to represent a class consisting of all persons who replaced existing Company policies with new Company policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and seek to establish a claims resolution facility for the determination of individual issues. The Company and its parent believe they have meritorious defenses to the claims raised in the lawsuit. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuit and others filed against the Company should not have a material adverse effect on the Company's consolidated financial position.

      The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7.    Lines of credit
      ---------------

      The Company has an available line of credit with its parent aggregating $100,000. The rate for the line of credit is the parent's cost of funds, ranging from 20 to 45 basis points over the established index. Borrowings outstanding under this agreement were $nil at December 31, 1997 and 1996.

8.    Derivative financial instruments
      --------------------------------

      The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

      --------------------------------

      Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

      Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

      Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

      The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

      The Company's holdings of derivative financial instruments are as follows:

                                 Notional     Carrying      Fair    Total Credit
       December 31, 1997          Amount       Amount       Value     Exposure
       -----------------         --------     --------      -----   ------------
       Assets:
         Interest rate caps   $ 4,600,000    $ 24,963    $ 15,665    $ 15,665
         Interest rate floors   1,000,000       1,561       4,551       4,551
         Put index options        221,984      11,120      11,120      11,120
       Liabilities:
         Call index options       221,984      (8,273)     (8,273)         --
       Off balance sheet:
         Interest rate swaps    1,267,000          --     (45,799)         --
                                ---------      ------      ------      ------
                                              $29,371    $(22,736)    $31,336
                                               ======      ======      ======

                                 Notional      Carrying     Fair    Total Credit
       December 31, 1996          Amount        Amount      Value     Exposure
       Assets:
         Interest rate caps    $4,000,000   $ 16,227      $  7,439   $  7,439
         Interest rate floors   1,000,000      2,041         4,341      4,341
       Off balance sheet:
         Interest rate swaps    1,000,000         --       (24,715)        --
                                ---------     ------       --------    ------
                                             $18,268      $(12,935)   $11,780
                                              ======        ======     ======

      The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps and floors expire on various dates from 1998 to 2003. The interest rate swaps expire on various dates from 2000 to 2003. All put and call options expire in 1998.

      Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

      --------------------------------

      Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market.
      The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1998 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1997, deferred gains on purchased put index options were $11,120 and deferred losses on written call index options were $8,273.

9.    Fair values of financial instruments
      ------------------------------------

      The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                 1997                         1996
                                         ------------------          ---------------------
                                         Carrying      Fair          Carrying        Fair
       Financial Assets                   Amount       Value          Amount         Value
       ----------------                  --------     ------         -------         -----
       Investments:
         Fixed maturities (Note 2):
           Held to maturity            $9,315,450   $9,743,410     $10,236,379  $10,521,650
           Available for sale          12,876,694   12,876,694      11,146,845   11,146,845
         Mortgage loans on
           real estate (Note 2)         3,618,647    3,808,570       3,493,364    3,606,077
         Other:
           Equity securities (Note 2)       3,361        3,361           3,308        3,308
           Derivative financial
             instruments (Note 8)          37,644       31,336          18,268       11,780
           Other                           82,347       85,383          63,993       66,242
       Cash and
         cash equivalents (Note 1)         19,686       19,686         224,603      224,603
       Separate account assets
         (Note 1)                      23,214,504   23,214,504      18,535,160   18,535,160



       Financial Liabilities
         Future policy benefits
           for fixed annuities         20,731,052   19,882,302      20,641,986   19,721,968
           Derivative financial
             instruments (Note 8)          (8,273)     (54,072)             --      (24,715)
         Separate account liabilities  21,488,282   20,707,620      17,358,087   16,688,519

      ------------------------------------

      At December 31, 1997 and 1996, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,185,155 and $1,112,155, respectively, and policy loans of $93,540 and $83,867, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1997 and 1996. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1997 and 1996.

      At December 31, 1997 and 1996, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $1,726,222 and $1,177,073, respectively.

10.   Segment information
      -------------------

      The Company's operations consist of two business segments; first, individual and group life insurance, disability income and long-term care insurance, and second, annuity products designed for individuals, pension plans, small businesses and employer-sponsored groups. The consolidated condensed statements of income for the years ended December 31, 1997, 1996 and 1995 and total assets at December 31, 1997, 1996 and 1995 by segment are summarized as follows:


                                               1997           1996            1995
       Net investment income:
       Life, disability income
         and long-term care insurance     $   269,874    $   262,998     $   256,242
       Annuities                            1,718,515      1,702,364       1,651,067
                                            ---------      ---------       ---------
                                          $ 1,988,389    $ 1,965,362     $ 1,907,309
                                            =========      =========       =========
       Premiums, charges and fees:
       Life, disability income
         and long-term care insurance     $   514,838    $   448,389     $   384,008
       Annuities                              374,274        308,873         249,557
                                              -------        -------         -------
                                          $   889,112    $   757,262     $   633,565
                                              =======        =======         =======
       Income before income taxes:
       Life, disability income
         and long-term care insurance     $   178,717    $   161,115     $   125,402
       Annuities                              501,334        460,758         440,278
       Net gain (loss) on investments             860           (159)         (4,898)
                                              -------        -------         -------
                                          $   680,911    $   621,714     $   560,782
                                              =======        =======         =======


       Total assets:
       Life, disability income
         and long-term care insurance     $ 8,193,796    $ 7,028,906     $ 6,195,870
       Annuities                           44,780,328     40,277,075      36,704,208
                                           ----------     ----------      ----------
                                          $52,974,124    $47,305,981     $42,900,078
                                           ==========     ==========      ==========

      Allocations of net investment income and certain general expenses are based on various assumptions and estimates.

      Assets are not individually identifiable by segment and have been allocated principally based on the amount of future policy benefits by segment.

      Capital expenditures and depreciation expense are not material, and consequently, are not reported.

11.   Year 2000 Issue (unaudited)
      ---------------

      The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

      A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each system by the end of 1998 and to continue compliance efforts through 1999.

      AEFC is evaluating the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

PART C.

Item 24.       Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         IDS Life Accounts F,IZ,JZ,G,H,N,KZ,LZ,& MZ:

                  Statements of Net Assets at Dec. 31, 1997.
                  Statements of Operations for the year ended Dec. 31, 1997. Statements of Changes in Net Assets for the years ended Dec. 31, 1997 and Dec. 31, 1996.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated March 13, 1998.

         IDS Life Insurance Company:

                  Consolidated Balance Sheets at Dec. 31, 1997 and 1996; Consolidated Statements of Income for the years ended Dec. 31, 1997, 1996, and 1995;
                  Consolidated Statements of Stockholder's Equity for
                           the years ended Dec. 31, 1997, 1996, and 1995;
                  Consolidated Statements of Cash Flows for the years
                           ended Dec. 31, 1997, 1996, and 1995; and
                  Notes to Consolidated Financial Statements.
                  Report of Independent Auditors dated February 5, 1998.

         Exhibits to Financial Statements included in Part C:

        Financial Statement Schedules I, III, IV, and V as required by Regulation S-X:

                  Schedule I        -        Consolidated Summary of
                      Investments Other than Investments in Related Parties
                  Schedule III      -       Supplementary Insurance Information
                  Schedule IV       -       Reinsurance
                  Schedule V        -       Valuation and Qualifying Accounts
                  Report of Independent Auditors dated February 5, 1998.

         All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

(b)      Exhibits:

1.1 Copy of Resolution of the Executive Committee of the Board of Directors of IDS Life establishing Accounts C, D, E, F, G, and H adopted May 13, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.2 Copy of Resolution of the Board of Directors of IDS Life establishing Account N on April 17, 1985, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.3 Copy of Resolution of the Board of Directors of IDS Life establishing Accounts IZ and JZ on September 20, 1991, filed electronically as
         Exhibit 1.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors establishing Accounts MZ, KZ and LZ on April 2, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 6 to Registration Statement No. 33-52518 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Group Deferred Fixed/Variable Contract (form 34607) filed electronically as Exhibit 4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

4.2 Copy of Group Deferred Fixed/Variable Certificate (form 34610-MN) filed electronically as Exhibit 5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.1      Form of Master Application for Group Deferred Annuity Contract
         (form 34608C) filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

5.2 Form of Participant Enrollment Form (form 34609A) filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 4 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.1 Copy of Articles of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

6.2      Copy of Amendment to By-Laws of IDS Life filed electronically as
         Exhibit 6.2 to Post-Effective Amendment No. 2 to Registration Statement No 33-52518 is incorporated herein by reference.

7.       Not applicable.

8.       Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11. Financial Statement Schedules and Report of Independent Auditors, filed electronically herewith.

12.      Not applicable.

13. Copy of Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 2 to Registration Statement No. 33-52518 is incorporated herein by reference.

14.      Financial Data Schedules, filed electronically herewith.

15.1. Power of Attorney to sign Amendments to this Registration Statement dated August 19, 1997, filed electronically herewith.

15.2. Power of Attorney to sign Amendments to this Registration Statement dated April 9, 1998, filed electronically herewith.


Item 25.          Directors and Officers of the Depositor (IDS Life Insurance Company)

                                                                     Positions and Offices with Depositor
Name                             Principal Business Address
-------------------------------- ----------------------------------- ---------------------------------------
Timothy V. Bechtold              IDS Tower 10                        Executive Vice President-Risk
                                 Minneapolis, MN  55440                  Management Products

David J. Berry                   IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

Mark W. Carter                   IDS Tower 10                        Executive Vice President-Marketing
                                 Minneapolis, MN  55440

Robert M. Elconin                IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

Lorraine R. Hart                 IDS Tower 10                        Vice President-Investments
                                 Minneapolis, MN  55440

David R. Hubers                  IDS Tower 10                        Director
                                 Minneapolis, MN  55440

James M. Jensen                  IDS Tower 10                        Vice President-Insurance Product
                                 Minneapolis, MN  55440                  Development

Richard W. Kling                 IDS Tower 10                        Director and President
                                 Minneapolis, MN  55440

Paul F. Kolkman                  IDS Tower 10                        Director and Executive Vice President
                                 Minneapolis, MN  55440

Ryan R. Larson                   IDS Tower 10                        Vice President
                                 Minneapolis, MN  55440

James A. Mitchell                IDS Tower 10                        Director, Chairman of the Board and
                                 Minneapolis, MN  55440                  Chief Executive Officer

Pamela J. Moret                  IDS Tower 10                        Executive Vice President-Variable
                                 Minneapolis, MN  55440                  Assets

Barry J. Murphy                  IDS Tower 10                        Director and Executive Vice
                                 Minneapolis, MN  55440                  President-Client Service

James R. Palmer                  IDS Tower 10                        Vice President-Taxes
                                 Minneapolis, MN  55440

Stuart A. Sedlacek               IDS Tower 10                        Director and Executive Vice
                                 Minneapolis, MN  55440                  President-Assured Assets

F. Dale Simmons                  IDS Tower 10                        Vice President-Real Estate Loan
                                 Minneapolis, MN  55440                  Management and Assistant Treasurer

William A. Stoltzmann            IDS Tower 10                        Vice President, General Counsel and
                                 Minneapolis, MN  55440                  Secretary

Philip C. Wentzel                IDS Tower 10                        Vice President and Controller
                                 Minneapolis, MN  55440


Item 26.          Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express
                  Financial Corporation is a wholly-owned subsidiary of American
                  Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27.       Number of Contractowners

               On February 28, 1998, there were 16,742 contract owners of the Employee Benefit Annuity.

Item 28.       Indemnification

               The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

               (a)  IDS Life is the principal underwriter for IDS Life
                    Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA and IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for
                    Smith Barney.

               (b) This table is the same as our response to Item 25 of this Registration Statement.

               (c)

               Name of        Net Underwriting
               Principal      Discounts and       Compensation on     Brokerage
               Underwriter    Commissions         Redemption          Commissions    Compensation
               IDS Life       $17,883,488         $14,502,145         None           None


Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               IDS Tower 10
               Minneapolis, MN

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and, has caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 22nd day of April, 1998.


                                     IDS LIFE ACCOUNT F
                                     IDS LIFE ACCOUNT IZ
                                     IDS LIFE ACCOUNT JZ
                                     IDS LIFE ACCOUNT G
                                     IDS LIFE ACCOUNT H
                                     IDS LIFE ACCOUNT N
                                     IDS LIFE ACCOUNT KZ
                                     IDS LIFE ACCOUNT LZ
                                     IDS LIFE ACCOUNT MZ
                                              (Registrant)

                           By IDS Life Insurance Company
                                              (Sponsor)

                           By /s/ James A. Mitchell *
                                  James A. Mitchell

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 22nd day of April, 1998.

Signature                                         Title

/s/  James A. Mitchell*                           Chairman of the
     James A. Mitchell                            Board and Chief Executive
                                                  Officer

/s/  Richard W. Kling*                            Director and President
     Richard W. Kling

/s/  Jeffrey S. Horton**                          Vice President and Treasurer
     Jeffrey S. Horton

/s/  David R. Hubers*                             Director
     David R. Hubers

/s/  Paul F. Kolkman*                             Director and Executive Vice
     Paul F. Kolkman                              President

/s/  Barry J. Murphy*                             Director and Executive Vice
     Barry J. Murphy                              President, Client Service

Signature                                         Title

/s/  Stuart A. Sedlacek*                          Director and Executive Vice
     Stuart A. Sedlacek                           President, Assured Assets

/s/  Philip C. Wentzel**                          Vice President and Controller
     Philip C. Wentzel

*Signed pursuant to Power of Attorney dated August 19, 1997, filed electronically herewith as Exhibit 15.1.

** Signed pursuant to Power of Attorney dated April 9, 1998, filed electronically herewith as Exhibit 15.2.


-----------------------------
Mary Ellyn Minenko
Senior Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.